LIBERTY CONTRARIAN FUNDS

                                Semiannual Report
                                 April 30, 2002



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

                            LIBERTY CONTRARIAN FUNDS

                                Semiannual Report
                                 April 30, 2002



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                       LESS MAIL CAN BE IN YOUR FUTURE...
                               LIBERTY EDELIVERY.

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

 President's Message

[photo of Keith T. Banks]


Dear Shareholder:

In the six months since our last report, investors have witnessed an improvement in the economy and a recovery in the stock market from its September 11 related lows. However, the S&P 500 Index gave back some of its gains in the last two months of the period and the Dow Jones Industrial Average continues to hover around the 10,000 mark -- well below its high of 11,722 in 2000. Some of the sectors hurt most in the downturn of the third quarter of 2001, such as airlines and insurance stocks, bounced back in the fourth quarter while gold stocks generated strong gains in the first four months of 2002. During the six months, the bond market continued to deliver modest gains although the rise of bond prices has slowed. Most sectors of the bond market participated with positive performance.

Large company stocks generally lagged small- and mid-cap stocks, and growth stocks lagged value. This performance reflects an historical trend that certain market segments have tended to benefit when the economy emerges from recession. A steadily growing economy has also been good for the high yield bond market: as credit quality strengthens, these investments should become less risky on a relative basis. However, the very same economic factors that have helped high yield bonds have hurt higher quality corporate bonds, which lagged during the period. Mortgage bonds were also strong performers. Stabilizing interest rates favored the mortgage market as a wave of refinancings, which peaked last fall, finally slowed.

Post recession periods such as this one have generally provided a good environment for your fund's contrarian approach to investing. History shows that when market leadership and investor sentiment are in transition investments that have been out of favor can quickly become popular with investors. With valuations still attractive for many small- and mid-cap stocks, we expect good potential from these areas in the months ahead.

In the report that follows, your portfolio managers will talk about the events of the period and the fund's performance in greater detail. As always, we thank you for investing in Liberty funds.

Sincerely,

/s/ Keith T. Banks

Keith T. Banks
President
Liberty Funds

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


Economic and market conditions can change frequently. There is no assurance that trends described herein will continue or commence.

What is the Contrarian Philosophy?


The contrarian philosophy is based on the basic tenet that the crowd is wrong at the turning points. Undue fear of loss or eagerness for gain can drive markets or stocks to unwarranted extremes; price is the measure by which we gauge how depressed or how over-enthusiastic investors have become. Our portfolio managers, by carefully selecting good quality companies at depressed prices, strive to reduce potential downside price volatility, while increasing the upside potential. The contrarian philosophy can be viewed as opportunistic.

We are often asked about the difference between "contrarian" and "value" investing. The essential difference is that contrarian investing is price driven, while value investing is driven by low relative valuation. The differences can best be seen in the ability of contrarians to buy out-of-favor growth stocks.

The contrarian investment process

Crabbe Huson Group Inc. manages Liberty's Contrarian Funds. We invest in companies, not just in stocks. Our investment selection process is focused on finding quality companies with sound business models and strong management. The stock market will fluctuate over time, as will the price of a company's stock. Our approach, however, concentrates on finding and owning good businesses at attractive prices.

The importance of teamwork

The bedrock of our effort is the team-based approach to portfolio management. We strongly believe in the importance of more than one perspective and the value of collective ability. This structure allows the kind of research, analysis and discussion that is necessary for making effective portfolio decisions. Our team process and strict management disciplines help ensure consistency in our method, while seeking value for our shareholders.

What it means to investors

Through the contrarian model, we work to deliver long-term performance with lower potential long-term risk for investors. Our process often prevents us from buying the "stock of the day." Instead, we focus on identifying companies we believe will be tomorrow's market leaders, and aim to purchase them at good prices.

The nature of our approach inclines us to go against the crowd, so you may see strategies or holdings that seem to contradict popular investment trends. This is a normal part of the contrarian management style. While changing markets sometimes will favor other approaches, the contrarian model can be a valuable component of a style-diversified, long-term portfolio. It's a strategy we implement with all the care, skill and diligence we can bring to bear.

/s/ John E. Maack, Jr.  /s/ Robert E. Anton   /s/ Jeffrey D. Huffman
    John E. Maack, Jr.      Robert E. Anton       Jeffrey D. Huffman


/s/ John W. Johnson /s/ Peter P. Belton /s/ Garth R. Nisbet/s/ Paul C. Rocheleau
    John W. Johnson     Peter P. Belton     Garth R. Nisbet    Paul C. Rocheleau

Portfolio Manager's Report - Liberty Contrarian Fund

[Sidebar:]
Top 10 holdings as of 4/30/02 (%)

Tupperware                         3.3
McDonald's                         3.0
Chubb                              3.0
Comcast                            2.7
Alcoa                              2.7
Morgan Stanley Dean Witter         2.6
Smurfit-Stone Container            2.5
Electronics for Imaging            2.5
ADC Telecommunications             2.4
RadioShack                         2.4

Portfolio holding breakdowns are calculated as a percentage of net assets. There can be no guarantee the fund will continue to maintain these holdings in the future since it is actively managed.

Net asset value per share  as of 4/30/02 ($)

Class A                           11.46
Class B                           11.15
Class C                           11.15


Bought
--------------------------------------------------------------------------------
COMPAQ COMPUTER (1.4% of net assets)
The contentious merger between Compaq and Hewlett Packard resulted in low valuations for both stocks. We expect the combined company to create value by reducing costs, boosting productivity and increasing market share. We believe that as confidence and earnings rise so should the stock.

Sold
--------------------------------------------------------------------------------
DARDEN RESTAURANTS
Throughout the economic downturn, consumers favored casual dining restaurants. This strong consumer trend resulted in dependable profits for Darden. Investors looking for stability and growth flocked to Darden stock, and the stock's valuation rose to a level that may not be sustainable. Therefore, we took our profits and sold the stock.



The fund seeks long-term capital appreciation by investing at least 60% of assets in common stocks with large and medium market capitalizations, and the rest in small market capitalization stocks. Management follows a contrarian approach to investing.

Positioning the fund for an economic recovery

For the six-month period ended April 30, 2002, class A shares of Liberty Contrarian Fund returned 1.60% (unadjusted for sales charges), underperforming the S&P 500 and the Russell 2000 indexes, which returned 2.31% and 20.03%, respectively, over the same time frame. During the period, we began making a transition from a defensive portfolio -- one structured to perform well during an economic downturn -- to a portfolio that we believe should benefit from an economic recovery. The fund did well in the stock market rally in the fourth quarter of 2001. However, performance suffered in subsequent months when we began taking profits in companies that had strong run-ups and reinvesting the proceeds in companies that we believe have the potential for robust growth in the future. In repositioning the portfolio, we did not fully participate in the short-term rallies that occurred in February and March 2002.

Investing in technology

The biggest change we made to the portfolio was to increase our investment in technology and telecommunications stocks. These stocks detracted from performance for the period, and we may have been premature in purchasing some of them. However, over the long term we expect technology and telecommunications companies to benefit significantly from an improving economy, and we believe they have the potential to be strong contributors to fund returns. In selecting technology stocks, we focused on companies that are developing emerging technologies and that are leaders in their market niches. Select software, hardware and semiconductor companies were particularly attractive. We invested in Trimble Navigation (1.8% of net assets), which makes navigation systems for European automobile manufacturers such as BMW, Mercedes and Jaguar (none of which are owned directly by the fund).1 Trimble has a 60%-70% market share of its market. We also added Compaq Computers (1.4% of net assets) and Adobe Systems (1.9% of net assets). In telecommunications, we focused on wireless companies, such as AT&T Wireless Services (1.7% of net assets), Verizon Communications (1.4% of net assets) and Nextel Communications (1.6% of net assets).

Reduced exposure to health care and
consumer cyclical stocks

We reduced HMO stocks and replaced them with investments in biotechnology stocks that had declined significantly and were selling at attractive prices. We also trimmed the fund's position in consumer-oriented stocks and added basic industries stocks. Alcoa (2.7% of net assets) is an example of a company in the basic industries sector that aided performance.

Contrarian opportunities in out-of-favor growth

We believe economic growth should accelerate in the next 12 to 18 months. In a stronger economy, we expect stocks that have been among the poorest performers--particularly those in the broad technology area--to produce solid returns. We believe the fund is positioned to benefit from two types of stocks: those that have the potential for rapid growth and those that tend to grow at a slower and steadier pace over time.

/s/ John E. Maack, Jr.
    John E. Maack, Jr.


John E Maack, Jr., CFA is the portfolio manager of the fund. He joined Crabbe Huson Group, Inc. in 1988 as portfolio manager and securities analyst, and is now director of equities.


[Bar chart:]
Top 5 sectors as of 4/30/02 (%)

Information technology                      25.5
Consumer discretionary                      15.7
Financials                                  15.5
Materials                                    9.0
Health care                                  7.1



Sector breakdowns are calculated as a percentage of net assets. There is no guarantee the fund will maintain these sector breakdowns in the future since it is actively managed.

-------------
1 Holdings are disclosed as of April 30, 2002 and are subject to change.




An investment in the fund offers the potential for long-term growth, but also involves certain risks, including stock market fluctuations due to economic and business developments. Investing in small-cap stocks may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

Contrarian stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

Performance Information - Liberty Contrarian Fund

Value of a $10,000 investment 12/1/98 - 4/30/02

Performance of a $10,000 investment
12/1/98 - 4/30/02 ($)

              without     with
               sales      sales
               charge    charge
--------------------------------------
 Class A      12,655      11,928
--------------------------------------
 Class B      12,332      12,032
--------------------------------------
 Class C      12,333      12,333
--------------------------------------



[Line chart data:]
           Class A shares      Class A shares
               without              with             S&P 500
             sales charge       sales charge          Index
--------------------------------------------------------------------

12/1/98     $10,000.00           $9,425.00         $10,000.00
             10,180.00            9,594.65          10,576.00
             10,439.60            9,839.31          11,018.10
              9,880.03            9,311.93          10,675.40
             10,280.20            9,689.06          11,102.40
             11,280.40           10,631.80          11,532.10
             11,611.00           10,943.30          11,259.90
             12,051.00           11,358.10          11,882.60
             11,811.20           11,132.00          11,513.10
             11,240.70           10,594.40          11,455.50
             10,701.20           10,085.80          11,141.60
             10,390.80            9,793.35          11,846.90
             11,020.50           10,386.80          12,087.40
             11,710.40           11,037.00          12,798.10
             11,750.20           11,074.60          12,155.70
             11,750.20           11,074.60          11,925.90
             12,790.10           12,054.70          13,092.30
             12,850.20           12,111.30          12,698.20
             12,929.90           12,186.40          12,437.90
             13,200.10           12,441.10          12,743.80
             13,390.20           12,620.30          12,545.00
             14,350.30           13,525.10          13,324.10
             14,180.90           13,365.50          12,620.60
             13,830.70           13,035.40          12,567.60
             13,060.30           12,309.30          11,577.20
             14,311.50           13,488.60          11,634.00
             14,753.70           13,905.40          12,047.00
             13,749.00           12,958.40          10,949.50
             13,274.60           12,511.30          10,256.40
             14,368.50           13,542.30          11,052.30
             14,776.50           13,926.90          11,126.30
             14,766.20           13,917.10          10,856.00
             14,335.00           13,510.80          10,749.60
             13,827.60           13,032.50          10,077.70
             11,971.90           11,283.50           9,264.46
             12,458.00           11,741.60           9,441.41
             13,330.00           12,563.50          10,165.60
             14,125.80           13,313.60          10,255.00
             13,507.10           12,730.40          10,105.30
             12,457.60           11,741.30           9,910.27
             13,252.40           12,490.40          10,282.90
4/2002       12,655.20           11,927.50           9,659.75


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance cannot predict future investment results. The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks. Unlike the funds, an index does not incur fees or charges. It is not possible to invest in an index. The index performance is from 11/30/98.



Average annual total return as of 4/30/02 (%)

Share class                                      A                            B                            C
Inception                                     12/1/98                      12/1/98                      12/1/98
-------------------------------------------------------------------------------------------------------------------------------
                                       without        with          without        with          without         with
                                        sales         sales          sales         sales          sales          sales
                                       charge        charge         charge        charge         charge         charge
-------------------------------------------------------------------------------------------------------------------------------
6-month (cumulative)                    1.60         -4.25           1.27          -3.73          1.27           0.27
-------------------------------------------------------------------------------------------------------------------------------
1-year                                -11.91        -16.98         -12.55         -16.92        -12.55         -13.42
-------------------------------------------------------------------------------------------------------------------------------
3-year                                  3.91          1.88           3.11           2.17          3.11           3.11
-------------------------------------------------------------------------------------------------------------------------------
Life                                    7.14          5.30           6.34           5.57          6.34           6.34
-------------------------------------------------------------------------------------------------------------------------------




Average annual total return as of 3/31/02 (%)

Share class                                     A                            B                            C
-------------------------------------------------------------------------------------------------------------------------------
                                      without        with          without        with          without         with
                                       sales         sales          sales         sales          sales          sales
                                      charge        charge         charge        charge         charge         charge
-------------------------------------------------------------------------------------------------------------------------------
6-month (cumulative)                   10.70          4.34          10.29           5.29         10.29           9.29
-------------------------------------------------------------------------------------------------------------------------------
1-year                                 -0.17         -5.91          -0.93          -5.89         -0.93          -1.92
-------------------------------------------------------------------------------------------------------------------------------
3-year                                  8.83          6.70           8.02           7.15          8.02           8.02
-------------------------------------------------------------------------------------------------------------------------------
Life                                    8.82          6.90           8.00           7.24          8.00           8.00
-------------------------------------------------------------------------------------------------------------------------------





Past performance cannot predict future investment results. Returns and values of an investment may vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Liberty Contrarian Fund - Investment Portfolio

April 30, 2002 (Unaudited)


COMMON STOCKS -- 93.6%               SHARES       VALUE
----------------------------------------------------------
CONSUMER DISCRETIONARY -- 15.7%

CONSUMER DURABLES & APPAREL -- 6.1%

   FOOTWEAR -- 1.2%

Nike, Inc., Class B                  1,100    $  58,663
                                              ------------
   HOUSEWARES & SPECIALTIES -- 4.9%

Newell Rubbermaid, Inc.              2,500       78,500
Tupperware Corp.                     7,000      160,720
                                              ------------
                                                239,220
                                              ------------
HOTELS, RESTAURANTS & LEISURE -- 3.0%
   RESTAURANTS -- 3.0%

McDonald's Corp.                     5,200      147,680
                                              ------------
MEDIA -- 2.7%
   BROADCASTING & CABLE -- 2.7%

Comcast Corp., Special Class A (a)   5,000      133,750
                                              ------------
RETAILING -- 3.9%
   APPAREL RETAIL -- 1.5%

Bebe Stores, Inc. (a)                3,300       73,887
                                              ------------
COMPUTER & ELECTRONICS RETAIL -- 2.4%

RadioShack Corp.                     3,800      118,560
                                              ------------
----------------------------------------------------------
CONSUMER STAPLES -- 2.4%

FOOD & DRUG RETAILING -- 2.4%
   FOOD RETAIL -- 2.4%

Safeway, Inc. (a)                    2,800      117,460
                                              ------------
----------------------------------------------------------
ENERGY -- 6.9%

INTEGRATED OIL & GAS -- 3.9%

Marathon Oil Corp.                   3,300       95,898
Occidental Petroleum Corp.           3,400       97,750
                                              ------------
                                                193,648
                                              ------------
OIL & GAS EQUIPMENT & SERVICES -- 2.3%

Schlumberger Ltd.                    1,000       54,750
Universal Compression Holdings,
   Inc. (a)                          2,300       56,465
                                              ------------
                                                111,215
                                              ------------
OIL & GAS EXPLORATION & PRODUCTS -- 0.7%

Anadarko Petroleum Corp.               600       32,292
                                              ------------
----------------------------------------------------------
FINANCIALS -- 15.5%
DIVERSIFIED FINANCIAL SERVICES -- 2.6%

Associates First Capital Corp.,
   RVO (a)                          11,400          114
Morgan Stanley Dean Witter & Co.     2,700      128,844
                                              ------------
                                                128,958
                                              ------------
INSURANCE -- 12.9%
   LIFE & HEALTH INSURANCE -- 4.5%

Conseco, Inc. (a)                   27,300      101,829
Delphi Financial Group, Inc.,Class A 1,700       73,100
StanCorp Financial Group, Inc.         800       46,800
                                              ------------
                                                221,729
                                              ------------



                                    SHARES        VALUE
----------------------------------------------------------
   MULTI-LINE INSURANCE -- 1.8%

American Financial Group, Inc.       2,900    $  86,101
                                              ------------
   PROPERTY & CASUALTY INSURANCE -- 6.6%

Chubb Corp.                          1,900      145,730
First American Corp.                 2,200       48,620
Safeco Corp.                         2,700       90,180
Travelers Property Casualty Corp.,
   Class A (a)                       2,200       40,898
                                              ------------
                                                325,428
                                              ------------
----------------------------------------------------------
HEALTH CARE -- 7.1%

HEALTH CARE EQUIPMENT & SERVICES -- 3.9%
   HEALTH CARE FACILITIES -- 3.9%

Healthsouth Corp. (a)                3,400       51,340
Stewart Enterprises, Inc. (a)       14,600       87,746
Sunrise Assisted Living, Inc. (a)    1,900       51,319
                                              ------------
                                                190,405
                                              ------------
PHARMACEUTICALS & BIOTECHNOLOGY -- 3.2%
   BIOTECHNOLOGY -- 3.2%

Gene Logic, Inc. (a)                 2,300       35,719
IDEXX Laboratories, Inc. (a)         3,300       93,984
Tanox, Inc. (a)                      2,600       31,093
                                              ------------
                                                160,796
                                              ------------
----------------------------------------------------------
INDUSTRIALS -- 5.7%

CAPITAL GOODS -- 5.7%
   AEROSPACE & DEFENSE -- 2.3%

Honeywell International, Inc.        3,100      113,708
                                              ------------
   ELECTRICAL COMPONENTS & EQUIPMENT -- 2.0%

Rayovac Corp. (a)                    6,200       98,642
                                              ------------
   INDUSTRIAL CONGLOMERATES -- 1.4%

Tyco International Ltd.              3,700       68,265
                                              ------------
----------------------------------------------------------
INFORMATION TECHNOLOGY -- 25.5%

SOFTWARE & SERVICES -- 7.2%
   APPLICATION SOFTWARE -- 3.4%

Creo, Inc. (a)                       9,500      113,715
Siebel Systems, Inc. (a)             2,200       53,218
                                              ------------
                                                166,933
                                              ------------
   SYSTEMS SOFTWARE -- 3.8%

Adobe Systems, Inc.                  2,300       91,908
Microsoft Corp. (a)                  1,800       94,068
                                              ------------
                                                185,976
                                              ------------
TECHNOLOGY HARDWARE & EQUIPMENT -- 18.3%
   COMPUTER HARDWARE -- 4.5%

Auspex Systems, Inc. (a)            55,700       55,700
Compaq Computer Corp.                7,000       71,050
International Business Machines Corp.1,100       92,136
                                              ------------
                                                218,886
                                              ------------


See notes to investment portfolio.

April 30, 2002 (Unaudited)

COMMON STOCKS (CONTINUED)           SHARES        VALUE
----------------------------------------------------------
INFORMATION TECHNOLOGY -- (CONTINUED)
   COMPUTER STORAGE & PERIPHERALS -- 4.7%

Electronics for Imaging, Inc. (a)    6,800    $ 121,788
Lexmark International, Inc. (a)      1,800      107,604
                                              ------------
                                                229,392
                                              ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.7%

Trimble Navigation Ltd. (a)          5,200       86,268
                                              ------------
   SEMICONDUCTORS -- 3.9%

Advanced Micro Devices, Inc. (a)     6,600       73,788
Pixelworks, Inc. (a)                 4,700       46,859
TriQuint Semiconductor, Inc. (a)     7,200       73,008
                                              ------------
                                                193,655
                                              ------------
   TELECOMMUNICATIONS EQUIPMENT -- 3.5%

ADC Telecommunications, Inc. (a)    30,500      118,645
Centillium Communications, Inc. (a)  4,500       52,290
                                              ------------
                                                170,935
                                              ------------
----------------------------------------------------------
MATERIALS -- 9.0%

CONSTRUCTION MATERIALS -- 2.3%

Martin Marietta Materials, Inc.      2,900      112,984
                                              ------------
CONTAINERS & PACKAGING -- 2.5%
   PAPER PACKAGING -- 2.5%

Smurfit-Stone Container Corp. (a)    7,500      121,800
                                              ------------
METALS & MINING -- 4.2%
   ALUMINUM -- 2.7%

Alcoa, Inc.                          3,900      132,717
                                              ------------
   DIVERSIFIED METALS & MINING -- 1.5%

Freeport-McMoRan Copper & Gold,
   Inc., Class B (a)                 4,200       74,592
                                              ------------
----------------------------------------------------------
TELECOMMUNICATION SERVICES -- 4.8%

DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.4%
   INTEGRATED TELECOMMUNICATION SERVICES -- 1.4%

Verizon Communications, Inc.         1,700       68,187
                                              ------------
WIRELESS TELECOMMUNICATION SERVICES -- 3.4%

AT&T Wireless Services, Inc. (a)     9,600       85,920
Nextel Communications, Inc.,
   Class A (a)                      14,600       80,446
                                              ------------
                                                166,366
                                              ------------



                                    SHARES        VALUE
----------------------------------------------------------
UTILITIES -- 1.0%

MULTI-UTILITIES -- 1.0%

Duke Energy Corp.                    1,300   $   49,829
                                              ------------
TOTAL COMMON STOCKS
   (cost of $4,537,144)                       4,598,927
                                              ------------

SHORT-TERM OBLIGATION -- 6.4%          PAR
----------------------------------------------------------
Repurchase agreement with
SBC Warburg Ltd., dated
04/30/02, due 05/01/02 at
1.870%, collateralized by
U.S. Treasury Bonds and/or
Notes with various
maturities to 02/15/29,
market value $323,624
(repurchase proceeds $316,016)

   (cost of $316,000)           $  316,000      316,000
                              -------------   ------------
TOTAL INVESTMENTS -- 100.0%
   (cost of $4,853,144)(b)                    4,914,927
                                              ------------
OTHER ASSETS & LIABILITIES, NET -- (0.0)%         (2,421)
----------------------------------------------------------
NET ASSETS-- 100.0%                         $ 4,912,506
                                              ------------

NOTES TO INVESTMENT PORTFOLIO:

(a)  Non-income producing.
(b) Cost for both financial statement and federal income tax purposes is the same.

      ACRONYM             NAME
     ---------           ------
        RVO     Residual Value Obligation

See notes to financial statements.

Portfolio Managers' Report - Liberty Contrarian Equity Fund


[Sidebar:]
Top 10 holdings as of 4/30/02 (%)

McDonald's                         3.1
Duke Energy                        3.0
Sealed Air                         2.7
Waste Management                   2.7
Alcoa                              2.6
Philip Morris Companies            2.5
Hasbro                             2.5
Honeywell International            2.5
Nordstrom                          2.4
Schlumberger                       2.3

Portfolio holding breakdowns are calculated as a percentage of net assets. There can be no guarantee the fund will continue to maintain these holdings in the future since it is actively managed.

Net asset value per share as of 4/30/02 ($)

Class A                           16.54
Class B                           16.14
Class C                           16.17
Class I                           16.75


Bought
--------------------------------------------------------------------------------
NEXTEL COMMUNICATIONS (1.8% of net assets)
Wireless stocks declined in reaction to slowing subscriber growth, leveraged balance sheets and a negative cash flow. However we believe Nextel is an attractive long-term investment. In an improved economy, there is likely to be consolidation in the sector and earnings growth should pick up for the firm.

Sold
--------------------------------------------------------------------------------
FANNIE MAE
This is an example of contrarians capitalizing on negative sentiment. We purchased Fannie Mae when it was under scrutiny by government regulators to demonstrate its ability to meet new capital requirements. The inquiry ended as interest rates declined and the mortgage market improved. We sold the stock at our price target after it had delivered gains for the portfolio.



Liberty Contrarian Equity Fund seeks long-term capital appreciation by investing at least 80% of assets in common stocks, primarily with large and medium market capitalizations. The managers follow a contrarian approach to investing, seeking out-of-favor stocks with potential to improve.

Stock selection benefited the fund

For the six-month period ended April 30, 2002, class A shares of Liberty Contrarian Equity Fund returned 7.06% (unadjusted for sales charges). The fund's benchmark, the S&P 500 Index returned 2.31% for the same period. The fund's contrarian value approach to stock selection and its focus on companies with dependable earnings are the main reasons for its outperformance.

Investing in a recovering economy

We positioned the fund to benefit from an economic recovery. We placed considerable emphasis on consumer discretionary stocks, making a relatively large commitment (25.7% of net assets) to these stocks, which tend to perform well when the economy accelerates. The portfolio included Liz Claiborne (1.5% of net assets), Nordstrom (2.4% of net assets), Carnival Corp. (2.2% of net assets) and Black & Decker (1.4% of net assets).1 Throughout the six-month period, these consumer cyclicals made strong gains and were the biggest contributors to performance.

We also invested in basic materials companies, which produce and supply other companies with raw materials and services. Alcoa (2.6% of net assets) is an example of a holding in this sector that aided performance. Energy stocks accounted for 9.4% of net assets. In this area we favored energy producers and service companies. Because many energy companies reached our price targets, we began taking profits in this area toward the end of the period.

-------------
1 Holdings are disclosed as of April 30, 2002 and are subject to change.

Technology and telecommunications stocks were added

As we sold investments that performed well, we reinvested the proceeds in the technology and telecommunications area where performance was mixed. We focused on companies that are developing emerging technologies and that are leaders in their market niche. The fund's software stocks benefited performance, especially during the technology rally in the fourth quarter of 2001. We maintained our position in Adobe Systems (2.1% of net assets) this period. Adobe makes Photoshop, which is benefiting from the popularity of digital cameras, and Illustrator, a program for graphic artists.

In telecommunications we emphasized wireless stocks which declined significantly because market analysts lowered their expectations for growth in the sector. We believe that certain wireless companies have excellent prospects for growth over the long term. We chose companies that are increasing their market penetration and that have new services. AT&T Wireless Services (1.3% of net assets), Verizon Communications (1.5% of net assets) and Nextel Communications (1.8% of net assets) are some of the wireless companies we purchased. While we may have been early in getting into the technology/telecommunications area, we believe these holdings have the potential to contribute to the fund's return in the long term.

A barbelled portfolio

We believe the fund's two-tiered structure positions it to benefit from an improving economy over the next 12 to 18 months. On one hand, we have invested in companies with proven earnings records and that have the potential to grow in the short- and long-term. On the other hand, we have invested in companies for which earnings growth and favorable stock performance may be several quarters away. We believe both types of companies could be positive for the fund as the economy continues to grow.

/s/ John E. Maack, Jr.              /s/ Robert E. Anton
    John E. Maack, Jr.                  Robert E. Anton

/s/ Jeffrey D. Huffman
    Jeffrey D. Huffman

John E. Maack, Jr., CFA, Robert E. Anton and Jeffrey D. Huffman, CFA are co-portfolio managers of the fund. John Maack is director of equities and coordinator of the team of portfolio managers at Crabbe Huson Group, Inc. (the advisor). Robert Anton joined the advisor after serving as chief investment officer and portfolio manager at Financial Aims Corp. Jeffrey Huffman was vice president and senior portfolio manager at WM Advisors, Inc. before he joined the advisor in April 2000.


[Bar chart:]
 Top 5 sectors as of 4/30/02 (%)

Consumer discretionary              25.7
Information technology              15.2
Financials                          12.1
Industrials                         11.5
Energy                               9.4


Sector breakdowns are calculated as a percentage of net assets. There is no guarantee the fund will maintain these sector breakdowns in the future since it is actively managed.

An investment in the fund offers the potential for long-term growth, but also involves certain risks, including stock market fluctuations due to economic and business developments.

Contrarian stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

Performance Information - Liberty Contrarian Equity Fund

Value of a $10,000 investment
4/30/92 - 4/30/02

Performance of a $10,000 investment 4/30/92 - 4/30/02 ($)

              without     with
               sales      sales
               charge    charge
-------------------------------------
 Class A      26,386      24,869
-------------------------------------
 Class B      25,654      25,654
-------------------------------------
 Class C      25,700      25,700
-------------------------------------
 Class I      26,989         n/a
-------------------------------------


[Line chart data:]
                Class A shares     Class A shares
                     without            with            S&P 500
                  sales charge      sales charge         Index
-----------------------------------------------------------------------------

4/1992           $10,000.00           $9,425.00        $10,000.00
                  10,103.00            9,522.08         10,049.00
                   9,976.71            9,403.05          9,899.27
                  10,418.70            9,819.61         10,303.20
                  10,182.20            9,596.70         10,093.00
                  10,308.40            9,715.70         10,212.10
                  10,293.00            9,701.13         10,246.80
                  10,845.70           10,222.10         10,595.20
                  11,033.30           10,398.90         10,725.50
                  11,482.40           10,822.20         10,815.60
                  11,523.70           10,861.10         10,962.70
                  11,881.00           11,197.80         11,194.00
                  11,881.00           11,197.80         10,923.10
                  12,388.30           11,676.00         11,214.80
                  12,363.50           11,652.60         11,247.30
                  12,321.50           11,613.00         11,202.30
                  12,795.80           12,060.10         11,626.90
                  12,771.50           12,037.20         11,537.30
                  13,370.50           12,601.70         11,776.20
                  13,528.30           12,750.40         11,664.30
                  13,899.00           13,099.80         11,805.40
                  14,354.80           13,529.40         12,206.80
                  14,372.10           13,545.70         11,876.00
                  13,801.50           13,007.90         11,359.40
                  13,950.60           13,148.40         11,504.80
                  13,977.10           13,173.40         11,692.30
                  13,669.60           12,883.60         11,405.90
                  14,231.40           13,413.10         11,780.00
                  14,678.30           13,834.30         12,261.80
                  14,389.10           13,561.70         11,962.60
                  14,423.60           13,594.30         12,230.50
                  13,993.80           13,189.20         11,785.30
                  14,119.80           13,307.90         11,959.80
                  14,128.20           13,315.80         12,269.50
                  14,677.80           13,833.80         12,746.80
                  15,181.30           14,308.30         13,122.80
                  15,361.90           14,478.60         13,508.70
                  15,730.60           14,826.10         14,047.70
                  16,197.80           15,266.40         14,373.60
                  16,792.30           15,826.70         14,849.30
                  16,918.20           15,945.40         14,886.40
                  17,007.90           16,029.90         15,514.70
                  16,351.40           15,411.20         15,458.80
                  17,476.30           16,471.40         16,135.90
                  17,479.80           16,474.80         16,447.30
                  17,556.80           16,547.20         17,006.50
                  17,451.40           16,447.90         17,164.70
                  17,995.90           16,961.10         17,329.50
                  18,634.70           17,563.20         17,584.20
                  18,625.40           17,554.50         18,036.10
                  18,243.60           17,194.60         18,104.70
                  17,174.50           16,187.00         17,304.40
                  18,129.40           17,087.00         17,669.60
                  18,863.70           17,779.00         18,662.60
                  18,605.20           17,535.40         19,177.70
                  19,578.30           18,452.60         20,625.60
                  19,531.30           18,408.30         20,217.20
                  19,769.60           18,632.80         21,478.80
                  19,676.70           18,545.30         21,648.40
                  19,086.40           17,988.90         20,760.90
                  19,158.90           18,057.30         21,998.20
                  21,532.70           20,294.60         23,342.30
                  22,671.80           21,368.10         24,381.00
                  24,227.10           22,834.00         26,319.30
                  23,854.00           22,482.40         24,845.40
                  25,316.20           23,860.50         26,204.50
                  24,166.80           22,777.30         25,329.30
                  24,157.20           22,768.10         26,502.00
                  24,560.60           23,148.40         26,957.80
                  24,548.30           23,136.80         27,254.40
                  26,355.10           24,839.70         29,219.40
                  27,493.60           25,912.70         30,715.40
                  27,521.10           25,938.70         31,028.80
                  25,924.90           24,434.20         30,495.10
                  24,903.40           23,471.50         31,733.20
                  22,848.90           21,535.10         31,396.80
                  18,594.40           17,525.30         26,859.90
                  19,942.60           18,795.80         28,581.70
                  21,737.40           20,487.50         30,902.50
                  21,998.20           20,733.30         32,775.20
                  22,396.40           21,108.60         34,663.10
                  22,382.90           21,095.90         36,112.00
                  20,950.40           19,745.80         34,988.90
                  22,997.30           21,675.00         36,388.40
                  25,724.80           24,245.60         37,796.70
                  26,051.50           24,553.50         36,904.70
                  26,882.50           25,336.80         38,945.50
                  25,710.40           24,232.10         37,734.30
                  24,538.10           23,127.10         37,545.60
                  23,311.20           21,970.80         36,516.90
                  22,889.20           21,573.10         38,828.40
                  24,036.00           22,653.90         39,616.60
                  24,737.80           23,315.40         41,946.10
                  24,104.50           22,718.50         39,840.40
                  22,798.10           21,487.20         39,087.40
                  25,720.80           24,241.80         42,910.10
                  26,312.40           24,799.40         41,618.50
                  26,565.00           25,037.50         40,765.40
                  26,790.80           25,250.30         41,768.20
                  26,538.90           25,012.90         41,116.60
                  28,590.40           26,946.40         43,669.90
                  27,832.70           26,232.40         41,364.20
                  28,492.40           26,854.10         41,190.40
                  27,045.00           25,489.90         37,944.60
                  28,554.10           26,912.20         38,130.60
                  30,358.70           28,613.10         39,484.20
                  28,810.40           27,153.80         35,887.20
                  27,341.10           25,768.90         33,615.50
                  29,528.30           27,830.50         36,224.10
                  29,927.00           28,206.20         36,466.80
                  29,319.50           27,633.60         35,580.60
                  29,032.10           27,362.80         35,232.00
                  27,658.90           26,068.50         33,030.00
                  24,005.20           22,624.90         30,364.40
                  24,660.50           23,242.50         30,944.40
                  26,640.80           25,108.90         33,317.80
                  27,597.20           26,010.30         33,611.00
                  27,246.70           25,680.00         33,120.30
                  26,704.50           25,169.00         32,481.10
                  27,868.80           26,266.30         33,702.40
4/2002            26,386.40           24,869.20         29,219.00



MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance cannot predict future investment results. The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks. Unlike mutual funds, an index does not incur fees or charges. It is not possible to invest in an index.




Average annual total return as of 4/30/02 (%)

 Share class                        A                            B                           C                     I
 Inception                       1/31/89                      1/27/99                     1/27/99               10/3/96
---------------------------------------------------------------------------------------------------------------------------------
                           without       with          without        with         without        with
                            sales        sales          sales         sales         sales         sales
                           charge       charge         charge        charge        charge        charge
---------------------------------------------------------------------------------------------------------------------------------
6-month (cumulative)         7.06         0.90           6.68         1.68           6.73          5.73           7.17
---------------------------------------------------------------------------------------------------------------------------------
1-year                     -10.59       -15.74         -11.32       -15.75         -11.25        -12.14         -10.38
---------------------------------------------------------------------------------------------------------------------------------
5-year                       6.61         5.35           6.01         5.73           6.05          6.05           7.04
---------------------------------------------------------------------------------------------------------------------------------
10-year                     10.19         9.54           9.88         9.88           9.90          9.90          10.44
---------------------------------------------------------------------------------------------------------------------------------




Average annual total return as of 3/31/02 (%)

 Share class                         A                            B                           C                     I
---------------------------------------------------------------------------------------------------------------------------------
                            without       with          without        with         without        with
                             sales        sales          sales         sales         sales         sales
                            charge       charge         charge        charge        charge        charge
---------------------------------------------------------------------------------------------------------------------------------
6-month (cumulative)        16.09         9.42          15.67        10.67          15.72         14.72          16.22
---------------------------------------------------------------------------------------------------------------------------------
1-year                       1.93        -3.93           1.07        -3.93           1.18          0.18           2.37
---------------------------------------------------------------------------------------------------------------------------------
5-year                       7.85         6.58           7.26         6.98           7.30          7.30           8.32
---------------------------------------------------------------------------------------------------------------------------------
10-year                     10.89        10.24          10.59        10.59          10.61         10.61          11.15
---------------------------------------------------------------------------------------------------------------------------------




Past performance cannot predict future investment results. Returns and value of an investment may vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Class B, C and I share (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to its inception date. These class A share returns are not restated to reflect any expense differential (e.g. Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of class B and class C shares would have been lower.

Liberty Contrarian Equity Fund - Investment Portfolio

April 30, 2002 (Unaudited)


COMMON STOCKS -- 95.4%              SHARES      VALUE
----------------------------------------------------------
CONSUMER DISCRETIONARY -- 25.7%

AUTOMOBILES & COMPONENTS -- 2.1%
   AUTOMOBILE MANUFACTURER -- 2.1%

Ford Motor Co.                    130,400   $ 2,086,400
                                           ---------------
CONSUMER DURABLES & APPAREL -- 8.0%
   APPAREL & ACCESSORIES -- 1.5%

Liz Claiborne, Inc.                45,900     1,436,211
                                           ---------------
   FOOTWEAR -- 0.9%

Nike, Inc., Class B                16,600       885,278
                                           ---------------
   HOUSEHOLD APPLIANCES -- 1.4%

Black & Decker Corp.               28,800     1,401,984
                                           ---------------
   HOUSEWARES & SPECIALTIES -- 1.7%

Newell Rubbermaid, Inc.            54,300     1,705,020
                                           ---------------
   LEISURE PRODUCTS -- 2.5%

Hasbro, Inc.                      154,400     2,467,312
                                           ---------------
HOTELS, RESTAURANTS & LEISURE -- 5.3%
   HOTELS -- 2.2%

Carnival Corp.                     65,900     2,195,129
                                           ---------------
   RESTAURANTS -- 3.1%

McDonald's Corp.                  106,400     3,021,760
                                           ---------------
MEDIA -- 6.7%
   BROADCASTING & CABLE -- 6.7%

Adelphia Communications Corp.,
   Class A                         81,200       488,824
Comcast Corp., Special Class A (a) 82,300     2,201,525
General Motors Corp., Class H (a) 140,500     2,104,690
Liberty Media Corp., Class A (a)  169,800     1,816,860
                                           ---------------
                                              6,611,899
                                           ---------------
RETAILING -- 3.6%

   COMPUTER & ELECTRONICS RETAIL -- 1.2%

RadioShack Corp.                   38,600     1,204,320
                                           ---------------
   DEPARTMENT STORES -- 2.4%

Nordstrom, Inc.                   102,900     2,414,034
                                           ---------------
----------------------------------------------------------
CONSUMER STAPLES -- 4.2%

FOOD & DRUG RETAILING -- 1.7%
   FOOD RETAIL -- 1.7%

Safeway, Inc. (a)                  39,800     1,669,610
                                           ---------------
FOOD, BEVERAGES & TOBACCO -- 2.5%
   TOBACCO -- 2.5%

Philip Morris Companies, Inc.      46,300     2,520,109
                                           ---------------
----------------------------------------------------------
ENERGY -- 9.4%

INTEGRATED OIL & GAS -- 3.7%

Marathon Oil Corp.                 73,400     2,133,004
Occidental Petroleum Corp.         52,000     1,495,000
                                           ---------------
                                              3,628,004
                                           ---------------


                                   SHARES         VALUE
----------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICE -- 2.3%

Schlumberger Ltd.                  42,800   $ 2,343,300
----------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION -- 3.4%

Anadarko Petroleum Corp.           29,892     1,608,787
Unocal Corp.                       47,200     1,755,368
                                           ---------------
                                              3,364,155
                                           ---------------
----------------------------------------------------------
FINANCIALS -- 12.1%

DIVERSIFIED FINANCIALS -- 3.3%
   CONSUMER FINANCE -- 1.3%

Countrywide Credit Industries, Inc.26,800     1,251,828
                                           ---------------
   DIVERSIFIED FINANCIAL SERVICES -- 2.0%

Morgan Stanley Dean Witter & Co.   42,000     2,004,240
                                           ---------------
INSURANCE -- 8.8%
   LIFE & HEALTH INSURANCE -- 1.6%

Conseco, Inc. (a)                 430,700     1,606,511
                                           ---------------
   PROPERTY & CASUALTY INSURANCE -- 7.2%

ACE Ltd.                           45,600     1,984,512
Chubb Corp.                        29,600     2,270,320
MGIC Investment Corp.              27,600     1,969,536
Travelers Property Casualty Corp.,
   Class A (a)                     47,800       888,602
                                           ---------------
                                              7,112,970
                                           ---------------
----------------------------------------------------------
HEALTH CARE -- 4.4%

HEALTH CARE EQUIPMENT & SERVICES -- 4.4%
   HEALTH CARE DISTRIBUTORS & SERVICES -- 1.2%

WebMD Corp. (a)                   172,300     1,188,870
                                           ---------------
   HEALTH CARE EQUIPMENT -- 1.4%

Boston Scientific Corp. (a)        54,900     1,368,108
                                           ---------------
   HEALTH CARE FACILITIES -- 0.9%

Healthsouth Corp. (a)              61,900       934,690
                                           ---------------
   MANAGED HEALTH CARE -- 0.9%

Oxford Health Plans, Inc. (a)      19,600       904,736
                                           ---------------
----------------------------------------------------------
INDUSTRIALS -- 11.5%

CAPITAL GOODS -- 7.6%
   AEROSPACE & DEFENSE -- 4.5%

Goodrich (B.F.) Co.                62,800     2,004,576
Honeywell International, Inc.      67,100     2,461,228
                                           ---------------
                                              4,465,804
                                           ---------------
   CONSTRUCTION & ENGINEERING -- 2.1%
McDermott International, Inc. (a) 132,200     2,111,234
                                           ---------------
   INDUSTRIAL CONGLOMERATES -- 1.0%

Tyco International Ltd.            53,400       985,230
                                           ---------------
COMMERCIAL SERVICES & SUPPLIES -- 2.7%
   ENVIRONMENTAL SERVICES -- 2.7%

Waste Management, Inc.            100,200     2,639,268
                                           ---------------
TRANSPORTATION -- 1.2%
   AIRLINES -- 1.2%

British Airways PLC                35,300     1,214,320
                                           ---------------


See notes to investment portfolio.

COMMON STOCKS (CONTINUED)           SHARES        VALUE
----------------------------------------------------------
INFORMATION TECHNOLOGY -- 15.2%

SOFTWARE & SERVICES -- 5.2%
   APPLICATION SOFTWARE -- 1.1%

Siebel Systems, Inc. (a)           43,300   $ 1,047,427
                                           ---------------
   SYSTEMS SOFTWARE -- 4.1%

Adobe Systems, Inc.                50,800     2,029,968
Microsoft Corp. (a)                38,100     1,991,106
                                           ---------------
                                              4,021,074
                                           ---------------

TECHNOLOGY HARDWARE & EQUIPMENT -- 10.0%
   COMPUTER HARDWARE -- 2.7%

Hewlett-Packard Co. (a)            40,700       695,970
International Business Machines
   Corp.                           23,900     2,001,864
                                           ---------------
                                              2,697,834
                                           ---------------

   COMPUTER STORAGE & PERIPHERALS -- 2.3%

Lexmark International, Inc. (a)    38,100     2,277,618
                                           ---------------
   SEMICONDUCTORS -- 2.9%

Advanced Micro Devices, Inc.      143,100     1,599,858
Conexant Systems, Inc. (a)        124,800     1,272,960
                                           ---------------
                                              2,872,818
                                           ---------------
   TELECOMMUNICATIONS EQUIPMENT -- 2.1%

ADC Telecommunications, Inc. (a)  380,100     1,478,589
Qualcomm, Inc. (a)                 20,400       615,264
                                           ---------------
                                              2,093,853
                                           ---------------
----------------------------------------------------------
MATERIALS -- 5.3%

CONTAINERS & PACKAGING -- 2.7%
   PAPER PACKAGING -- 2.7%

Sealed Air Corp. (a)               60,400     2,698,068
                                           ---------------
METALS & MINING -- 2.6%
   ALUMINUM -- 2.6%

Alcoa, Inc.                        74,400     2,531,832
                                           ---------------
----------------------------------------------------------
TELECOMMUNICATION SERVICES -- 4.6%

DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.5%
   INTEGRATED TELECOMMUNICATION SERVICES -- 1.5%

Verizon Communications, Inc.       36,400     1,460,004
                                           ---------------
WIRELESS TELECOMMUNICATION SERVICES -- 3.1%

AT&T Wireless Services, Inc. (a)  148,700     1,330,865
Nextel Communications, Inc.,
   Class A (a)                    317,500     1,749,425
                                           ---------------
                                              3,080,290
                                           ---------------
----------------------------------------------------------
UTILITIES -- 3.0%

MULTI-UTILITIES -- 3.0%

Duke Energy Corp.                  78,200     2,997,406
                                           ---------------
TOTAL COMMON STOCKS
   (cost of $89,219,758)        3,360,092    94,520,558
                                           ---------------



SHORT-TERM OBLIGATION -- 5.3%          PAR         VALUE
----------------------------------------------------------

Repurchase agreement with SBC
Warburg Ltd., dated 04/30/02,
due 05/01/02 at 1.870%,
collateralized by U.S. Treasury
Bonds and/or Notes with various
maturities to 02/15/09, market
value $5,354,131 (repurchase
proceeds $5,228,272)
(cost of $5,228,000)           $5,228,000   $ 5,228,000
                                           ---------------
TOTAL INVESTMENTS -- 100.7%
   (cost of $94,447,758)(b)                  99,748,558
                                           ---------------
OTHER ASSETS & LIABILITIES, NET -- (0.7)%      (747,203)
                                           ---------------
NET ASSETS -- 100.0%                       $ 99,001,355
                                           ---------------

NOTES TO INVESTMENT PORTFOLIO:

(a)  Non-income producing.
(b) Cost for both financial statement and federal income tax purposes is the same.



See notes to financial statements.

Portfolio Managers' Report - Liberty Contrarian Small-Cap Fund

[Sidebar:]
Top 10 holdings as of 4/30/02 (%)

Checkpoint Systems                 3.8
Hanover Compressor                 3.0
Grey Wolf                          3.0
Forest Oil                         2.9
Arch Capital Group                 2.8
Service Corp. International        2.6
Quanta Services                    2.5
Regis                              2.3
Omnicare                           2.3
Devon Energy                       2.3

Portfolio holding breakdowns are calculated as a percentage of net assets. There can be no guarantee the fund will continue to maintain these holdings in the future since it is actively managed.

Net asset value per share as of 4/30/02 ($)

Class A                           10.78
Class B                           10.74
Class C                           10.61
Class I                           10.84
Class Z                           10.80



Bought
--------------------------------------------------------------------------------
SUNRISE ASSISTED LIVING  (1.1% of net assets)
As the population ages, the need for assisted-living facilities is growing and assisted-living has emerged as a growth area. We bought Sunrise because it has a growing, stable business. Over the past few years, Sunrise has expanded in its market niche and has become a market leader.

Sold
--------------------------------------------------------------------------------
BROOKS AUTOMATION
We purchased this semiconductor equipment company in late September 2001. During the rally in technology stocks in the fourth quarter of 2001, the stock rapidly reached its price target. We became concerned that valuations on semiconductor stocks had become unrealistic. Therefore, we sold the stock.



The fund seeks significant long-term appreciation by investing at least 80% of assets in common stocks with small market capitalizations. The managers follow a contrarian approach to investing, buying out of favor stocks that we believe have the potential to recover.

Small-cap stocks were market leaders

Small-cap stocks produced strong performance during the six-month period ended April 30, 2002. During this period class A shares of Liberty Contrarian Small-Cap Fund had a total return of 16.54% (unadjusted for sales charges) versus a 20.03% return for the Russell 2000 Index. The fund's exposure to telecommunications and technology stocks was responsible for its underperformance relative to its benchmark, most of which occurred in early 2002 as the portfolio was repositioned.

A barbell portfolio produced mixed results

Using a barbell approach, we positioned the portfolio to take advantage of an economic recovery. On one end, we had stocks with solid earnings, good cash flow and prospects for steady growth; on the other end, we began building positions in telecommunications and technology stocks where we expect earnings and cash flow have the potential to increase in the future as economic growth broadens. This investment approach benefited the fund during the first half of the period when stocks rallied. As the period progressed, uncertainty over the strength of the economic recovery led to a market sell-off, which hurt technology and telecommunications stocks disproportionately.

Purchasing out-of-favor companies

For more than a year, the fund's health care allocation focused on HMOs and health services companies with relatively predictable earnings and revenues. As some of these stocks reached our price targets, we sold them and reinvested the proceeds in biotechnology companies, which were out of favor. Prior to these purchases, biotechnology stocks experienced severe price declines. However, we expect the sector to rebound over the next twelve to eighteen months. Sicor (1.1% of net assets) and Progenics Pharmaceuticals (1.4% of net assets) are examples of biotechnology companies we added to the portfolio.1

Our approach to the broader technology sector, which was also out of favor, has been opportunistic. We purchased a number of attractively priced companies that are industry leaders and that are developing new technologies. An example is SanDisk (1.2% of net assets), one of the largest manufacturers of flash memory disks used in digital cameras. The company has about a 30% share of the flash memory market. In telecommunications, we favored wireless stocks, which had a brief run-up early in the period but then declined, detracting from fund performance.

Energy and consumer cyclicals aided performance

At 19% of net assets, energy service companies and energy producers contributed to the fund's return. As energy reserves decline and energy production remains low, we believe these companies should continue to benefit from higher prices. Consumer discretionary and consumer staples1--which usually perform well during economic recoveries--accounted for about 15% of net assets. We owned a variety of companies, including retailers, professionally managed education companies and beauty salons. Most of the stocks we held in this area benefited from the steady earnings these companies provided.

A slower but steady economic recovery

While there is uncertainty as to how fast the economy may recover, we believe small-cap companies should continue to outperform the broad stock market. Small-cap stocks are usually less affected by economic conditions, and they can respond faster to changes in the business cycle. We have positioned the portfolio to benefit from companies with dependable earnings and cash flow. At the same time, we have added companies that have the potential to grow rapidly once economic growth accelerates.

/s/ John E. Maack, Jr.
    John E. Maack, Jr.

/s/ John W. Johnson                 /s/ Peter P. Belton
    John W. Johnson                     Peter P. Belton


John E. Maack, Jr., CFA, John W. Johnson, CFA and Peter P. Belton, CFA are co-portfolio managers of the fund. John Maack is the director of equities at Crabbe Huson Group, Inc. (the advisor). Prior to joining the advisor in 1995, John Johnson was a private investment banker. Peter Belton was a vice president/analyst at Capital Management Associates before joining the advisor in 1997.


[Bar chart data:]
 Top 5 sectors as of 4/30/02 (%)

Information technology              20.1
Energy                              19.3
Consumer discretionary              13.8
Health care                         13.5
Industrials                         12.6


Sector breakdowns are calculated as a percentage of net assets. There is no guarantee the fund will maintain these sector breakdowns in the future since it is actively managed.

------------
1 Holdings are disclosed as of April 30, 2002 and are subject to change.


An investment in the fund offers the potential for long-term growth, but also involves certain risks, including stock market fluctuations due to economic and business developments.

Contrarian stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

Performance Information - Liberty Contrarian Small-Cap Fund


Value of a $10,000 investment 4/30/92 - 4/30/02

Performance of a $10,000 investment 4/30/92 - 4/30/02 ($)

              without     with
               sales     sales
               charge    charge
-------------------------------------
 Class A      17,104      16,120
-------------------------------------
 Class B      17,040      17,040
-------------------------------------
 Class C      16,834      16,834
-------------------------------------
 Class I      17,199        n/a
-------------------------------------
 Class Z      17,135        n/a
-------------------------------------



[Line chart data:]
               Class A shares   Class A shares      Russell
                   without           with             2000
                sales charge     sales charge        Index
--------------------------------------------------------------------------------

4/1992           $10,000.00       $9,425.00       $10,000.00
                   9,905.00        9,335.46        10,133.00
                   9,368.15        8,829.48         9,653.71
                   9,988.32        9,413.99         9,989.66
                   9,153.30        8,626.98         9,707.95
                   9,738.19        9,178.25         9,932.20
                   9,976.78        9,403.11        10,248.00
                  10,775.90       10,156.30        11,032.00
                  11,300.70       10,650.90        11,415.90
                  12,231.90       11,528.50        11,801.80
                  12,016.60       11,325.70        11,529.20
                  12,613.80       11,888.50        11,902.70
                  11,969.30       11,281.00        11,576.60
                  13,066.80       12,315.50        12,088.30
                  12,780.70       12,045.80        12,163.20
                  12,684.80       11,955.50        12,331.10
                  13,042.50       12,292.60        12,863.80
                  13,388.20       12,618.30        13,226.50
                  14,104.40       13,293.40        13,566.40
                  14,593.80       13,754.70        13,120.10
                  15,203.90       14,329.70        13,568.80
                  16,356.30       15,415.80        13,994.90
                  16,454.50       15,508.30        13,944.50
                  15,669.60       14,768.60        13,208.20
                  15,387.50       14,502.80        13,286.20
                  15,644.50       14,745.00        13,137.40
                  15,546.00       14,652.10        12,690.70
                  16,097.80       15,172.20        12,898.80
                  16,894.70       15,923.20        13,617.30
                  16,920.00       15,947.10        13,572.30
                  17,263.50       16,270.80        13,519.40
                  16,674.80       15,716.00        12,973.20
                  16,985.00       16,008.30        13,322.20
                  17,353.50       16,355.70        13,154.30
                  17,773.50       16,751.50        13,701.60
                  18,066.80       17,027.90        13,937.20
                  18,435.30       17,375.30        14,246.60
                  18,180.90       17,135.50        14,491.70
                  18,270.00       17,219.50        15,243.80
                  18,805.30       17,724.00        16,121.80
                  18,983.90       17,892.40        16,455.60
                  19,111.10       18,012.20        16,750.10
                  17,570.80       16,560.50        16,001.40
                  18,335.10       17,280.80        16,673.40
                  18,819.20       17,737.10        17,113.60
                  18,604.60       17,534.90        17,094.80
                  18,753.50       17,675.10        17,628.20
                  19,601.10       18,474.10        17,987.80
                  19,695.20       18,562.70        18,950.10
                  19,480.50       18,360.40        19,696.80
                  19,170.80       18,068.50        18,887.20
                  18,012.90       16,977.10        17,238.40
                  18,645.10       17,573.00        18,239.90
                  18,389.70       17,332.30        18,953.10
                  18,457.70       17,396.40        18,661.20
                  18,943.20       17,853.90        19,430.10
                  19,935.80       18,789.50        19,939.10
                  20,394.30       19,221.60        20,337.90
                  20,422.90       19,248.50        19,845.70
                  20,896.70       19,695.10        18,909.00
                  21,201.80       19,982.70        18,962.00
                  22,009.60       20,744.00        21,070.50
                  22,843.70       21,530.20        21,974.40
                  22,745.50       21,437.60        22,996.30
                  23,732.60       22,368.00        23,522.90
                  24,261.90       22,866.80        25,244.80
                  23,371.50       22,027.60        24,136.50
                  22,343.10       21,058.40        23,979.60
                  22,184.50       20,908.90        24,399.30
                  20,709.20       19,518.40        24,013.80
                  21,502.40       20,266.00        25,788.40
                  21,850.70       20,594.30        26,850.80
                  21,898.80       20,639.60        26,998.50
                  20,534.50       19,353.80        25,543.30
                  19,121.70       18,022.20        25,596.90
                  15,758.20       14,852.10        23,523.60
                  11,536.60       10,873.20        18,955.30
                  12,694.90       11,964.90        20,439.50
                  12,853.50       12,114.50        21,273.40
                  12,282.80       11,576.60        22,388.20
                  12,679.60       11,950.50        23,774.00
                  12,282.70       11,576.50        24,090.20
                  11,235.00       10,589.00        22,138.90
                  11,362.00       10,708.60        22,484.30
                  13,837.70       13,042.00        24,498.80
                  14,409.20       13,580.70        24,856.50
                  14,726.20       13,879.50        25,980.10
                  14,377.20       13,550.50        25,268.20
                  13,504.50       12,728.00        24,333.30
                  13,091.30       12,338.50        24,338.10
                  11,059.50       10,423.60        24,437.90
                  12,487.30       11,769.30        25,896.90
                  13,708.60       12,920.30        28,828.40
                  13,184.90       12,426.80        28,364.30
                  14,723.60       13,877.00        33,047.20
                  15,723.30       14,819.20        30,869.40
                  14,772.00       13,922.60        29,011.00
                  14,628.70       13,787.60        27,319.70
                  15,025.20       14,161.20        29,702.00
                  15,358.70       14,475.60        28,745.60
                  16,722.60       15,761.00        30,938.90
                  16,737.60       15,775.20        30,029.30
                  16,277.40       15,341.40        28,690.00
                  14,485.20       13,652.30        25,743.50
                  15,993.10       15,073.50        27,954.90
                  17,231.00       16,240.20        29,411.30
                  16,247.10       15,312.90        27,481.90
                  15,866.90       14,954.60        26,138.10
                  17,580.60       16,569.70        28,182.10
                  18,580.90       17,512.50        28,875.30
                  18,644.10       17,572.00        29,871.60
                  17,359.50       16,361.30        28,255.50
                  16,646.00       15,688.90        27,342.80
                  13,536.50       12,758.20        23,662.50
                  14,679.00       13,835.00        25,046.80
                  16,202.70       15,271.00        26,985.40
                  17,424.40       16,422.50        28,650.40
                  16,980.10       16,003.70        28,352.40
                  15,694.70       14,792.20        27,575.60
                  17,582.80       16,571.70        29,792.60
4/2002            17,103.60       16,120.10        30,063.70



MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance cannot predict future investment results. The Russell 2000 Index is an unmanaged, market capitalization-weighted index that tracks the performance of 2000 small companies. Unlike mutual funds, an index does not incur fees or charges. It is not possible to invest in an index.



Average annual total return as of 4/30/02 (%)

Share class                   A                        B                         C                 I           Z
Inception                  4/9/87                   2/13/01                   2/13/01           2/2/01      1/12/01
-----------------------------------------------------------------------------------------------------------------------
                   without       with        without       with        without      with
                    sales        sales        sales        sales        sales       sales
                   charge       charge       charge       charge       charge      charge
-----------------------------------------------------------------------------------------------------------------------
6-month
(cumulative)        16.54        9.84        16.23        11.23        16.08       15.08        16.94        16.76
-----------------------------------------------------------------------------------------------------------------------
1-year              -2.71       -8.30        -3.76        -8.58        -4.76       -5.71        -2.34        -2.79
-----------------------------------------------------------------------------------------------------------------------
5-year              -4.20       -5.33        -4.27        -4.61        -4.51       -4.51        -4.10        -4.17
-----------------------------------------------------------------------------------------------------------------------
10-year              5.51        4.89         5.47         5.47         5.35        5.35         5.57         5.53
-----------------------------------------------------------------------------------------------------------------------




Average annual total return as of 3/31/02 (%)

Share class                   A                        B                         C                 I           Z
-----------------------------------------------------------------------------------------------------------------------
                   without       with        without       with        without      with
                    sales        sales        sales        sales        sales       sales
                   charge       charge       charge       charge       charge      charge
-----------------------------------------------------------------------------------------------------------------------
6-month
(cumulative)        29.89       22.43        29.54        24.54        29.11       28.11        30.29        29.98
-----------------------------------------------------------------------------------------------------------------------
1-year              10.80        4.43        10.06         5.06         8.67        7.67        11.29        11.00
-----------------------------------------------------------------------------------------------------------------------
5-year              -3.39       -4.53        -3.45        -3.79        -3.69       -3.69        -3.29        -3.36
-----------------------------------------------------------------------------------------------------------------------
10-year              5.69        5.07         5.66         5.66         5.53        5.53         5.75         5.71
-----------------------------------------------------------------------------------------------------------------------





Past performance cannot predict future investment results. Returns and value of an investment may vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Class B, C, I and Z share (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to its inception date. These class A share returns are not restated to reflect any expense differential (e.g. Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of class B, class C and class Z shares would have been lower.

Liberty Contrarian Small-Cap Fund - Investment Portfolio

April 30, 2002 (Unaudited)



COMMON STOCKS -- 99.3%               SHARES        VALUE
---------------------------------------------------------
CONSUMER DISCRETIONARY -- 13.8%

CONSUMER DURABLES & APPAREL -- 5.5%
   APPAREL & ACCESSORIES -- 1.9%

Phillips-Van Heusen Corp. (a)      57,100    $  870,204
                                             ------------
   HOUSEWARES & SPECIALTIES -- 1.6%

Tupperware Corp.                   32,300       741,608
                                             ------------
   TEXTILES -- 2.0%

Wellman, Inc.                      54,200       899,720
                                             ------------
HOTELS, RESTAURANTS & LEISURE -- 0.7%
   LEISURE FACILITIES -- 0.7%

Bally Total Fitness Holding
   Corp. (a)                       14,800       323,380
                                             ------------
MEDIA -- 1.9%
   BROADCASTING & CABLE -- 1.9%

Insight Communications Co., Inc.(a)25,600       397,056
Spanish Broadcasting System, Inc.,
   Class A (a)                     27,800       446,190
                                             ------------
                                                843,246
                                             ------------
RETAILING -- 5.7%
   APPAREL RETAIL -- 1.2%

Bebe Stores, Inc. (a)              24,600       550,794
                                             ------------
   SPECIALTY STORES -- 4.5%

Cost Plus, Inc. (a)                34,100     1,004,245
Regis Corp.                        35,200     1,058,112
                                             ------------
                                              2,062,357
                                             ------------
---------------------------------------------------------
CONSUMER STAPLES -- 1.3%

HOUSEHOLD & PERSONAL PRODUCTS -- 1.3%
   PERSONAL PRODUCTS -- 1.3%

Playtex Products, Inc. (a)         44,300       575,900
                                             ------------
---------------------------------------------------------
ENERGY -- 19.3%

OIL & GAS DRILLING -- 4.1%

Grey Wolf, Inc. (a)               301,000     1,369,550
Precision Drilling Corp. (a)       14,300       479,193
                                             ------------
                                              1,848,743
                                             ------------
OIL & GAS EQUIPMENT & SERVICES -- 7.5%

Grant Prideco, Inc. (a)            60,000       960,000
Hanover Compressor Co. (a)         73,300     1,381,705
Key Energy Services, Inc. (a)      26,600       323,190
Universal Compression Holdings,
   Inc. (a)                        30,800       756,140
                                             ------------
                                              3,421,035
                                             ------------
OIL & GAS EXPLORATION & PRODUCTS -- 6.1%

Devon Energy Corp.                 20,790     1,025,155
Forest Oil Corp. (a)               41,300     1,300,950
Newfield Exploration Co. (a)       11,800       446,630
                                             ------------
                                              2,772,735
                                             ------------


                                    SHARES        VALUE
---------------------------------------------------------
OIL & GAS REFINING & MARKETING -- 1.6%

Western Gas Resources, Inc.        18,688    $  720,609
                                             ------------
---------------------------------------------------------
FINANCIALS -- 8.3%

BANKS -- 1.6%

Ocwen Financial Corp. (a)          97,900       734,250
                                             ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.0%

Associates First Capital Corp.,
   RVO (a)                        881,800         8,818
                                             ------------
INSURANCE -- 6.7%
   LIFE & HEALTH INSURANCE -- 1.5%

Delphi Financial Group, Inc.,
   Class A                         15,500       666,500
                                             ------------
   MULTI-LINE INSURANCE -- 1.4%

American Financial Group, Inc.     22,100       656,149
                                             ------------
   PROPERTY & CASUALTY INSURANCE -- 1.0%
First American Corp.               20,700       457,470
                                             ------------
   REINSURANCE -- 2.8%

Arch Capital Group Ltd. (a)        43,500     1,269,330
                                             ------------
---------------------------------------------------------
HEALTH CARE -- 13.5%

HEALTH CARE EQUIPMENT & SERVICES -- 6.8%
   HEALTH CARE DISTRIBUTORS & SERVICES -- 2.3%

Omnicare, Inc.                     38,900     1,040,186
                                             ------------
   HEALTH CARE FACILITIES -- 4.5%

Service Corporation
   International (a)              298,000     1,165,180
Stewart Enterprises, Inc.          64,700       388,847
Sunrise Assisted Living, Inc. (a)  18,300       494,283
                                             ------------
                                              2,048,310
                                             ------------
PHARMACEUTICALS & BIOTECHNOLOGY -- 6.7%
   BIOTECHNOLOGY -- 5.6%

Applied Molecular Evolution (a)    47,700       356,796
Gene Logic, Inc. (a)               22,300       346,319
IDEXX Laboratories, Inc. (a)       17,800       506,944
Lexicon Genetics, Inc. (a)         87,300       698,400
Progenics Pharmaceuticals, Inc. (a)44,400       619,380
                                             ------------
                                              2,527,839
                                             ------------
   PHARMACEUTICALS -- 1.1%

Sicor, Inc. (a)                    28,200       499,704
                                             ------------
---------------------------------------------------------
INDUSTRIALS -- 12.6%

CAPITAL GOODS -- 6.3%
   AEROSPACE & DEFENSE -- 1.6%

BE Aerospace, Inc. (a)             54,300       705,900
---------------------------------------------------------
   CONSTRUCTION & ENGINEERING -- 2.5%

Quanta Services, Inc. (a)          68,500     1,148,060
---------------------------------------------------------
   ELECTRICAL COMPONENTS & EQUIPMENT -- 2.2%

Electro Scientific Industries,
   Inc. (a)                        20,900       628,254
Rayovac Corp. (a)                  24,500       389,795
                                             ------------
                                              1,018,049
                                             ------------


See notes to investment portfolio.

April 30, 2002 (Unaudited)


COMMON STOCKS (CONTINUED)           SHARES        VALUE
---------------------------------------------------------
INDUSTRIALS -- (CONTINUED)

COMMERCIAL SERVICES & SUPPLIES -- 4.6%
   DIVERSIFIED COMMERCIAL SERVICES -- 1.3%

Edison Schools, Inc. (a)          111,200    $  570,456
                                             ------------

   EMPLOYMENT SERVICES -- 0.5%

Korn/Ferry International (a)       23,900       250,950
                                             ------------

   ENVIRONMENTAL SERVICES -- 0.8%

Tetra Tech, Inc.                   26,150       372,899
                                             ------------

   OFFICE SERVICES & SUPPLIES -- 2.0%

Mail-Well, Inc. (a)               142,600       892,676
                                             ------------
TRANSPORTATION -- 1.7%
   AIRLINES -- 1.7%

AirTran Holdings, Inc. (a)         54,300       303,537
Alaska Air Group, Inc.             15,200       465,576
                                             ------------
                                                769,113
                                             ------------
---------------------------------------------------------
INFORMATION TECHNOLOGY -- 20.1%

SOFTWARE & SERVICES -- 7.2%
   APPLICATION SOFTWARE -- 3.9%

Creo, Inc. (a)                     59,600       713,412
ONYX Software Corp. (a)           224,300       809,723
Verity, Inc. (a)                   19,100       254,794
                                             ------------
                                              1,777,929
                                             ------------
   INTERNET SOFTWARE & SERVICES -- 0.7%

Riverdeep Group PLC, ADR (a)       16,000       321,760
                                             ------------
   SYSTEMS SOFTWARE -- 2.6%

Red Hat, Inc. (a)                 152,000       697,680
Viewpoint Corp. (a)                79,000       474,000
                                             ------------
                                              1,171,680
                                             ------------
TECHNOLOGY HARDWARE & EQUIPMENT -- 12.9%
   COMPUTER HARDWARE -- 0.3%

Auspex Systems, Inc. (a)          118,200       118,200
                                             ------------
   COMPUTER STORAGE & PERIPHERALS -- 1.2%

SanDisk Corp. (a)                  34,000       556,240
                                             ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 5.8%

Checkpoint Systems, Inc.          100,700     1,737,075
Trimble Navigation Ltd. (a)        55,300       917,427
                                             ------------
                                              2,654,502
                                             ------------
   SEMICONDUCTOR EQUIPMENT -- 0.7%

LTX Corp. (a)                      15,700       332,997
                                             ------------
   SEMICONDUCTORS -- 3.8%

GlobespanVirata, Inc. (a)          45,896       270,786
Pixelworks, Inc. (a)               45,100       449,647
TranSwitch Corp. (a)              176,600       294,922
TriQuint Semiconductor, Inc. (a)   69,400       703,716
                                             ------------
                                              1,719,071
                                             ------------



                                    SHARES        VALUE
---------------------------------------------------------
   TELECOMMUNICATIONS EQUIPMENT -- 1.1%

Centillium Communications,
   Inc. (a)                        41,400    $  481,068
                                             ------------
---------------------------------------------------------
MATERIALS -- 6.8%

CHEMICALS -- 2.4%
   COMMODITY CHEMICALS -- 0.7%

Nova Chemicals Corp.               13,500       313,065
                                             ------------
   CONSTRUCTION MATERIALS -- 1.7%

Martin Marietta Materials, Inc.    19,600       763,616
                                             ------------
CONTAINERS & PACKAGING -- 2.9%
   METAL & GLASS CONTAINERS -- 1.6%

AptarGroup, Inc.                   19,600       728,140
                                             ------------
   PAPER PACKAGING -- 1.3%

Longview Fibre Co.                 57,900       581,895
                                             ------------
METALS & MINING -- 1.5%
   ALUMINUM -- 1.5%

Century Aluminum Co.               46,200       700,392
                                             ------------
---------------------------------------------------------
     TELECOMMUNICATION SERVICES -- 3.6%

WIRELESS TELECOMMUNICATION SERVICES -- 3.6%

Alamosa Holdings, Inc. (a)        100,800       515,088
Leap Wireless International,
     Inc. (a)                      41,100       304,962
US Unwired, Inc., (a)             130,700       832,429
                                             ------------
                                              1,652,479
                                             ------------
TOTAL COMMON STOCKS

   (cost of $48,968,133)                     45,140,024
                                             ------------
SHORT-TERM OBLIGATION -- 0.2%          PAR
---------------------------------------------------------
Repurchase agreement with SBC
Warburg Ltd., dated 04/30/02,
due 05/01/02 at 1.870%,
collateralized by U.S. Treasury
Bonds and/or Notes with various
maturities to 02/15/29, market
value $107,533 (repurchase
proceeds $105,005)
(cost of $105,000)             $  105,000       105,000
                                             ------------
TOTAL INVESTMENTS -- 99.5%
   (cost of $49,073,133)(b)                  45,245,024
                                             ------------
OTHER ASSETS & LIABILITIES, NET -- 0.5%         235,558
---------------------------------------------------------
NET ASSETS -- 100.0%                       $ 45,480,582
                                             ------------

NOTES TO INVESTMENT PORTFOLIO:
(a)  Non-income producing.
(b) Cost for both financial statement and federal income tax purposes is the same.

      ACRONYM             NAME
     ---------           ------
        ADR    American Depositary Receipt
        RVO     Residual Value Obligation

Portfolio Managers' Report - Liberty Contrarian Income Fund


[Sidebar:]
Top issuers as of 4/30/02 (%)

US Treasury Notes, 4.625%,
   02/28/03-05/15/06                      12.9
US Treasury Notes, 3.500%, 11/15/06        8.0
US Treasury Notes, 5.750%,
   08/15/10-11/15/05                       3.4
Wal-Mart Stores                            2.1
GNMA 30 Year, 7.000%,
   10/15/27-06/15/28                       2.0
Sysco                                      1.8
Wells Fargo Financial                      1.8
Eli Lilly & Co.                            1.7
McDonald's                                 1.7
General Motors Acceptance                  1.6



Asset allocation as of 4/30/02 (%)

Corporate bonds                           66.6
Government bonds                          27.4
Mortgage-backed securities                 4.2
Asset-backed securities                    0.1
Other                                      1.7


Maturity as of 4/30/02 (%)

< 1 year                                   3.3
1-3 years                                 12.9
3-5 years                                 55.3
5-7 years                                 12.3
7-10 years                                14.7
> 10 years                                 1.5

Portfolio holding breakdowns are calculated as a percentage of net assets. There can be no guarantee the fund will continue to maintain these holdings in the future since it is actively managed.



Liberty Contrarian Income Fund seeks to provide shareholders with the highest level of current income consistent with preservation of capital. The managers invest at least 65% of assets in US government debt, investment grade corporate bonds and cash equivalents. The managers follow a basic contrarian approach to investing.

Rising yields, market expectation for interest rate increases affected performance

For the six-month period ended April 30, 2002, class A shares of Liberty Contrarian Income Fund returned negative 0.79% (unadjusted for sales charges). This compares to a negative 0.99% return achieved by the fund's benchmark index, the Lehman Brothers Government/Credit Bond Index. Yields rose across all maturities within the fixed income market as economic growth returned. Fixed-income investors increasingly anticipated the need for the Federal Reserve to increase short-term interest rates as economic prospects brightened, bringing along with it expectations for higher inflation.

Economic growth improved

During the period, we began to see the lagged effects of significant monetary and fiscal efforts undertaken throughout last year. In November and December 2001, the Federal Reserve continued to lower interest rates in an effort to boost economic growth and to lessen the chances for a lengthy recession. As we entered 2002, the economy was reported to have grown at an annualized rate of 1.7% in the fourth quarter of 2001, and a rebound was becoming increasingly apparent. Strong consumer spending on items such as automobiles and housing, aided by manufacturers' incentives, low mortgage rates and increased tax refunds, bolstered the economy.

[Sidebar:]
Credit ratings as of 4/30/02 (%)

AAA                                       36.4
AA                                        16.8
A                                         27.9
BBB                                       18.7
BB                                         0.2

Credit ratings are calculated as a percentage of total investments. There is no guarantee the fund will maintain these breakdowns in the future since it is actively managed.

Net asset value per share as of 4/30/02 ($)

Class A                                   10.48
Class B                                   10.57
Class C                                   10.55
Class I                                   10.42
Class Z                                   10.40



Distributions per share

11/1/01 -  4/30/02 ($)

Class A                                    0.35
Class B                                    0.31
Class C                                    0.31
Class I                                    0.37
Class Z                                    0.36



Corporate bonds added to enhance
the fund's yield

Given the levels of yields provided in the investment-grade corporate bond market, we sought to increase the fund's exposure to these credits to help enhance the portfolio's yield. During the period, we reduced the fund's US Treasury debt position by approximately 6%, while increasing our investment in corporate bonds by approximately 12%. We view the yields provided on these corporate credits as attractive, particularly given the prospects of a moderate return to economic growth, and feel shareholders are being fairly compensated for the slight increase in risk.

In selecting corporate securities, we focused on credit risk and security selection. We emphasized investment-grade issues (rated BBB or better) and favored companies with improving earnings and cash flow. Bonds issued by large consumer product companies, such as Procter & Gamble (1.5% of net assets), Gillette (1.6% of net assets) and Colgate Palmolive (1.5% of net assets) are examples of bonds we purchased.1 At the end of the period, corporate bonds accounted for 66.6% of the fund's net assets.

We maintained a relatively short duration in the fund--anticipating a stronger economy and higher interest rates. Duration is a measure of a fund's sensitivity to interest rate movements.

/s/ Garth R. Nisbet
    Garth R. Nisbet

/s/ Paul C. Rocheleau
    Paul C. Rocheleau

Garth R. Nisbet, CFA and Paul C. Rocheleau are co-portfolio managers of the fund. Garth Nisbet is chief investment officer and joined Crabbe Huson Group Inc. (the advisor) in 1995. Paul Rocheleau joined the advisor in 1992.


An investment in the fund offers attractive income and total return opportunities but also involves certain risks. The value of an investment in the fund will fluctuate with changes in interest rates.

-----------
1 Holdings are disclosed as of April 30, 2002 and are subject to change.

Performance Information - Liberty Contrarian Income Fund

Value of a $10,000 investment 4/30/92 - 4/30/02

Performance of a $10,000 investment
4/30/92 - 4/30/02 ($)

              without     with
               sales      sales
               charge    charge
-------------------------------------
 Class A      19,361      18,441
-------------------------------------
 Class B      18,978      18,978
-------------------------------------
 Class C      19,011      19,011
-------------------------------------
 Class I      19,667      n/a
-------------------------------------
 Class Z      19,406      n/a
-------------------------------------



[Line chart data:]
                Class A shares     Class A shares       Lehman Brothers
                    without            with              Gov't Credit
                  sales charge      sales charge          Bond Index
-------------------------------------------------------------------------------
4/1992           $10,000.00        $9,525.00            $10,000.00
                  10,203.00         9,718.00             10,194.00
                  10,326.00         9,836.00             10,343.00
                  10,560.00        10,058.00             10,608.00
                  10,663.00        10,157.00             10,702.00
                  10,788.00        10,276.00             10,849.00
                  10,649.00        10,143.00             10,683.00
                  10,660.00        10,153.00             10,674.00
                  10,807.00        10,293.00             10,857.00
                  10,963.00        10,443.00             11,093.00
                  11,087.00        10,561.00             11,324.00
                  11,129.00        10,601.00             11,363.00
                  11,168.00        10,638.00             11,450.00
                  11,143.00        10,613.00             11,444.00
                  11,237.00        10,704.00             11,704.00
                  11,297.00        10,760.00             11,779.00
                  11,386.00        10,845.00             12,050.00
                  11,453.00        10,909.00             12,092.00
                  11,475.00        10,930.00             12,142.00
                  11,456.00        10,911.00             12,004.00
                  11,487.00        10,941.00             12,057.00
                  11,643.00        11,090.00             12,238.00
                  11,461.00        10,917.00             11,971.00
                  11,187.00        10,656.00             11,678.00
                  11,036.00        10,512.00             11,581.00
                  11,083.00        10,556.00             11,560.00
                  11,108.00        10,580.00             11,534.00
                  11,305.00        10,768.00             11,764.00
                  11,302.00        10,765.00             11,769.00
                  11,150.00        10,620.00             11,591.00
                  11,164.00        10,634.00             11,579.00
                  11,083.00        10,556.00             11,558.00
                  11,074.00        10,548.00             11,634.00
                  11,258.00        10,723.00             11,857.00
                  11,412.00        10,870.00             12,133.00
                  11,450.00        10,906.00             12,214.00
                  11,573.00        11,024.00             12,385.00
                  11,811.00        11,250.00             12,904.00
                  11,956.00        11,388.00             13,007.00
                  11,995.00        11,425.00             12,956.00
                  12,120.00        11,544.00             13,122.00
                  12,281.00        11,698.00             13,256.00
                  12,495.00        11,901.00             13,451.00
                  12,731.00        12,126.00             13,673.00
                  12,954.00        12,339.00             13,874.00
                  12,997.00        12,379.00             13,960.00
                  12,644.00        12,044.00             13,664.00
                  12,600.00        12,002.00             13,549.00
                  12,482.00        11,889.00             13,456.00
                  12,452.00        11,860.00             13,433.00
                  12,584.00        11,986.00             13,611.00
                  12,606.00        12,008.00             13,643.00
                  12,621.00        12,022.00             13,608.00
                  12,834.00        12,224.00             13,851.00
                  13,113.00        12,490.00             14,173.00
                  13,368.00        12,733.00             14,434.00
                  13,214.00        12,586.00             14,274.00
                  13,225.00        12,596.00             14,291.00
                  13,234.00        12,605.00             14,321.00
                  13,015.00        12,397.00             14,151.00
                  13,245.00        12,615.00             14,357.00
                  13,350.00        12,716.00             14,491.00
                  13,539.00        12,896.00             14,665.00
                  14,106.00        13,436.00             15,113.00
                  13,868.00        13,209.00             14,944.00
                  14,130.00        13,459.00             15,179.00
                  14,460.00        13,773.00             15,422.00
                  14,570.00        13,878.00             15,503.00
                  14,745.00        14,045.00             15,666.00
                  14,984.00        14,272.00             15,887.00
                  14,920.00        14,211.00             15,855.00
                  14,978.00        14,266.00             15,904.00
                  15,008.00        14,295.00             15,984.00
                  15,225.00        14,502.00             16,155.00
                  15,396.00        14,664.00             16,320.00
                  15,417.00        14,685.00             16,333.00
                  15,761.00        15,012.00             16,651.00
                  16,226.00        15,455.00             17,128.00
                  16,080.00        15,316.00             17,006.00
                  16,127.00        15,361.00             17,108.00
                  16,183.00        15,414.00             17,151.00
                  16,321.00        15,545.00             17,273.00
                  16,091.00        15,326.00             16,861.00
                  16,206.00        15,437.00             16,946.00
                  16,240.00        15,469.00             16,988.00
                  16,117.00        15,351.00             16,813.00
                  16,070.00        15,307.00             16,761.00
                  15,993.00        15,233.00             16,714.00
                  15,972.00        15,214.00             16,701.00
                  16,162.00        15,395.00             16,851.00
                  16,148.00        15,381.00             16,895.00
                  16,164.00        15,396.00             16,885.00
                  16,074.00        15,310.00             16,782.00
                  16,057.00        15,295.00             16,777.00
                  16,252.00        15,480.00             16,986.00
                  16,538.00        15,752.00             17,233.00
                  16,414.00        15,634.00             17,148.00
                  16,412.00        15,633.00             17,133.00
                  16,742.00        15,947.00             17,482.00
                  16,886.00        16,084.00             17,668.00
                  17,131.00        16,317.00             17,917.00
                  17,158.00        16,343.00             17,985.00
                  17,235.00        16,417.00             18,098.00
                  17,553.00        16,719.00             18,408.00
                  17,905.00        17,055.00             18,770.00
                  18,097.00        17,237.00             19,086.00
                  18,282.00        17,413.00             19,282.00
                  18,388.00        17,514.00             19,371.00
                  18,233.00        17,367.00             19,226.00
                  18,315.00        17,445.00             19,337.00
                  18,361.00        17,489.00             19,430.00
                  18,774.00        17,882.00             19,914.00
                  18,936.00        18,036.00             20,169.00
                  19,235.00        18,321.00             20,354.00
                  19,519.00        18,592.00             20,871.00
                  19,283.00        18,367.00             20,529.00
                  19,171.00        18,261.00             20,367.00
                  19,223.00        18,310.00             20,515.00
                  19,367.00        18,447.00             20,690.00
                  19,017.00        18,113.00             20,270.00
4/2002            19,361.00        18,441.00             20,663.00


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance cannot predict future investment results. The Lehman Brothers Government/Credit Bond Index is an unmanaged index that tracks the performance of a selection of US government and investment grade US corporate bonds. Unlike the funds, an index does not incur fees or charges. It is not possible to invest directly in an index.



Average annual total return as of 4/30/02 (%)

Share class                      A                        B                         C                 I           Z
Inception                     1/31/89                  9/15/99                   9/15/99          10/19/98     9/15/99
------------------------------------------------------------------------------------------------------------------------
                       without       with       without       with        without      with
                        sales        sales       sales        sales        sales       sales
                        charge      charge      charge       charge       charge      charge
------------------------------------------------------------------------------------------------------------------------
6-month
(cumulative)           -0.79       -5.50        -1.15        -5.95        -1.15       -2.11        -0.50        -0.66
------------------------------------------------------------------------------------------------------------------------
1-year                  6.21        1.17         5.37         0.37         5.48        4.48         6.67         6.43
------------------------------------------------------------------------------------------------------------------------
5-year                  7.90        6.85         7.47         7.16         7.50        7.50         8.24         7.95
------------------------------------------------------------------------------------------------------------------------
10-year                 6.83        6.31         6.62         6.62         6.64        6.64         7.00         6.85
------------------------------------------------------------------------------------------------------------------------




Average annual total return as of 3/31/02 (%)


Share class                      A                        B                         C                 I           Z
------------------------------------------------------------------------------------------------------------------------
                       without       with        without       with        without      with
                        sales        sales        sales        sales        sales       sales
                       charge       charge       charge       charge       charge      charge
------------------------------------------------------------------------------------------------------------------------
6-month
(cumulative)           -1.13       -5.83        -1.49        -6.28        -1.49       -2.45        -0.94        -1.02
------------------------------------------------------------------------------------------------------------------------
1-year                  3.43       -1.49         2.63        -2.25         2.73        1.75         3.86         3.62
------------------------------------------------------------------------------------------------------------------------
5-year                  7.88        6.84         7.47         7.17         7.51        7.51         8.21         7.92
------------------------------------------------------------------------------------------------------------------------
10-year                 6.67        6.16         6.47         6.47         6.49        6.49         6.84         6.69
------------------------------------------------------------------------------------------------------------------------




Past performance cannot predict future investment results. Returns and value of an investment may vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Class B, C, I and Z share (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to its inception date. These class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the class B and class C shares would have been lower.

Liberty Contrarian Income Fund - Investment Portfolio

April 30, 2002 (Unaudited)


CORPORATE FIXED-INCOME

  BONDS & NOTES -- 66.6%             PAR         VALUE
----------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE -- 20.9%
DEPOSITORY INSTITUTIONS -- 5.1%

Alliance Capital Management,
   5.625% 08/15/06             $  200,000    $  201,462
Bank One Corp.,
   6.000% 08/01/08                200,000       202,176
Citicorp,
   6.375% 11/15/08                100,000       100,824
Citigroup, Inc.,
   5.500% 08/09/06                100,000       101,359
J.P. Morgan & Co., Inc.,
   7.625% 09/15/04                100,000       106,010
Mellon Funding Corp.,
   6.400% 05/14/11                150,000       151,233
Wells Fargo Financial:
   5.875% 08/15/08                150,000       153,197
   6.125% 02/15/06                 50,000        51,741
   6.125% 04/18/12                250,000       248,815
                                              ------------
                                              1,316,817
                                              ------------
FINANCIAL SERVICES -- 2.3%

Boeing Capital Corp.,
   5.650% 05/16/06                250,000       251,702
Heller Financial, Inc.,
   6.375% 03/15/06                100,000       104,277
Sears, Roebuck & Co. Acceptance Corp.:
   6.750% 08/15/11                175,000       177,394
   6.930% 11/15/02                 50,000        50,971
                                              ------------
                                                584,344
                                              ------------
HOLDING & OTHER INVESTMENT OFFICES -- 0.6%

Washington Mutual Bank,
   6.875% 06/15/11                160,000       162,536
                                              ------------
INSURANCE CARRIERS -- 3.1%

Allstate Corp.,
   5.375% 12/01/06                350,000       352,324
American General Finance Corp.,
   6.200% 03/15/03                 50,000        51,349
Chubb Corp.,
   6.000% 11/15/11                300,000       294,687
Lincoln National Corp.,
   6.500% 03/15/08                100,000       102,246
                                              ------------
                                                800,606
                                              ------------


                                      PAR         VALUE
----------------------------------------------------------
NON-DEPOSITORY CREDIT INSTITUTIONS -- 4.9%

Countrywide Home Loan,
   5.250% 05/22/03             $  150,000    $  153,003
Ford Motor Credit Co.,
   6.875% 02/01/06                150,000       152,027
General Motors Acceptance Corp.:
   6.850% 06/17/04                300,000       312,279
   9.000% 10/15/02                100,000       102,231
Household Finance Corp.:
   6.400% 06/17/08                250,000       250,380
   7.200% 07/15/06                100,000       104,238
Toyota Motor Credit Corp.,
   5.650% 01/15/07                200,000       204,594
                                              ------------
                                              1,278,752
                                              ------------
SECURITY BROKERS & DEALERS-- 4.9%

Bear Stearns Cos., Inc.:
   5.700% 01/15/07                240,000       238,718
   6.875% 10/01/05                100,000       104,157
Goldman Sachs Group, Inc.:
   6.875% 01/15/11                150,000       151,503
   7.800% 01/28/10                150,000       159,543
Lehman Brothers, Inc.,
   6.625% 02/15/08                350,000       356,622
Merrill Lynch & Co., Inc.,
   6.560% 12/16/07                250,000       262,040
                                              ------------
                                              1,272,583
                                              ------------
----------------------------------------------------------
MANUFACTURING -- 17.7%

CHEMICALS & ALLIED PRODUCTS -- 3.4%

Bristol-Myers Squibb,
   4.750% 10/01/06                350,000       346,983
E.I. DuPont De Nemours & Co.,
   8.250% 09/15/06                100,000       112,645
Eli Lilly & Co.:
   5.500% 07/15/06                100,000       102,363
   6.000% 03/15/12                325,000       328,373
                                              ------------
                                                890,364
                                              ------------
ELECTRONIC & ELECTRICAL EQUIPMENT -- 1.4%

General Electric Capital Corp.:
   4.250% 01/28/05                200,000       200,322
   5.375% 04/23/04                150,000       154,780
                                              ------------
                                                355,102
                                              ------------
FABRICATED METAL -- 0.7%

Masco Corp.,
   6.750% 03/15/06                 75,000        77,668
Snap-on, Inc.,
   6.625% 10/01/05                 90,000        93,051
                                              ------------
                                                170,719
                                              ------------


See notes to investment portfolio.

April 30, 2002 (Unaudited)

CORPORATE FIXED-INCOME

  BONDS & NOTES (CONTINUED)         PAR         VALUE
----------------------------------------------------------
MANUFACTURING -- (CONTINUED)

FOOD & KINDRED PRODUCTS -- 5.2%

Anheuser Busch Cos., Inc.,
   7.000% 09/01/05             $  100,000    $  103,909
Campbell Soup Co.,
   5.875% 10/01/08                250,000       251,180
Coca-Cola Co.,
   5.750% 03/15/11                100,000        99,588
Coca-Cola Enterprises, Inc.,
   5.375% 08/15/06                125,000       125,920
Conagra, Inc.,
   6.000% 09/15/06                250,000       255,465
Diageo Capital PLC,
   7.250% 11/01/09                100,000       107,462
General Mills, Inc.,
   5.125% 02/15/07                400,000       393,588
                                              ------------
                                              1,337,112
                                              ------------
MACHINERY & COMPUTER EQUIPMENT -- 2.6%

Deere & Co.,
   6.950% 04/25/14                200,000       202,924
International Business Machines Corp.,
   7.250% 11/01/02                100,000       102,763
Raytheon Co.,
   6.150% 11/01/08                 75,000        74,507
United Technologies Corp.,
   4.875% 11/01/06                300,000       297,450
                                              ------------
                                                677,644
                                              ------------
MEASURING & ANALYZING INSTRUMENTS -- 1.5%

Baxter International, Inc.,
   5.250% 05/01/07                400,000       400,008
                                              ------------
MISCELLANEOUS MANUFACTURING -- 1.4%

Cooper Industries, Inc.,
   6.375% 05/08/08                 50,000        49,234
Ingersoll-Rand Co.:
   5.800% 06/01/04                150,000       153,060
   6.250% 05/15/06                150,000       152,345
                                              ------------
                                                354,639
                                              ------------
PRIMARY METAL -- 1.1%

Alcoa, Inc.,
   7.375% 08/01/10                250,000       271,407
                                              ------------
RUBBER & PLASTIC -- 0.4%

Illinois Tool Works,
   6.875% 11/15/08                100,000       107,376
                                              ------------
----------------------------------------------------------
MINING & ENERGY -- 4.6%

COAL MINING -- 1.5%

Minnesota Mining & Manufacturing,
   4.150% 06/30/05                375,000       375,634
                                              ------------
CRUDE PETROLEUM & NATURAL GAS -- 1.3%

Consolidated Natural Gas,
   5.375% 11/01/06                350,000       346,101
                                              ------------



                                    PAR         VALUE
----------------------------------------------------------
OIL & GAS EXTRACTION -- 0.4%

Occidental Petroleum Corp.,
   6.750% 11/15/02             $  100,000    $  101,846
                                              ------------
OIL & GAS FIELD SERVICES -- 1.4%

Conoco, Inc.,
   5.900% 04/15/04                345,000       357,013
                                              ------------
----------------------------------------------------------
RETAIL TRADE -- 11.9%
AUTO DEALERS & GAS STATIONS -- 1.4%

DaimlerChrysler NA
Holding Corp.,
   7.300% 01/15/12                350,000       362,257
                                              ------------
FOOD STORES -- 1.5%

Kroger Co.,
   7.000% 05/01/18                100,000        98,705
Safeway, Inc.:
   3.625% 11/05/03                200,000       198,800
   6.500% 11/15/08                100,000       102,533
                                              ------------
                                                400,038
                                              ------------
GENERAL MERCHANDISE STORES -- 2.7%

Target Corp.:
   5.500% 04/01/07                100,000       101,544
   5.950% 05/15/06                 50,000        51,606
Wal-Mart Stores, Inc.:
   5.450% 08/01/06                150,000       153,582
   6.875% 08/10/09                250,000       267,730
   8.000% 09/15/06                100,000       111,178
                                              ------------
                                                685,640
                                              ------------
MISCELLANEOUS RETAIL -- 4.6%

Colgate Palmolive Co.:
   3.980% 04/29/05                300,000       299,760
   5.340% 03/26/06                100,000       100,802
Gillette Co.,
   4.000% 06/30/05                400,000       400,892
Procter & Gamble Co.,
   4.000% 04/30/05                400,000       399,564
                                              ------------
                                              1,201,018
                                              ------------
RESTAURANTS -- 1.7%

McDonald's Corp.:
   5.375% 04/30/07                300,000       303,453
   6.000% 04/15/11                125,000       125,261
                                              ------------
                                                428,714
                                              ------------
----------------------------------------------------------
SERVICES -- 2.8%
AMUSEMENT & RECREATION -- 0.2%

Circus Circus Enterprises, Inc.,
   9.250% 12/01/05                 50,000        51,250
                                              ------------
AUTO REPAIR SERVICES & PARKING -- 0.2%

Hertz Corp.,
   6.625% 05/15/08                 50,000        47,470
                                              ------------


See notes to investment portfolio.

April 30, 2002 (Unaudited)

CORPORATE FIXED-INCOME

  BONDS & NOTES (CONTINUED)           PAR         VALUE
----------------------------------------------------------
SERVICES -- (CONTINUED)
BUSINESS SERVICES -- 0.9%

John Deere Capital Corp.:
   5.125% 10/19/06             $   75,000    $   72,950
   5.875% 04/06/06                150,000       150,334
                                              ------------
                                                223,284
                                              ------------
HEALTH SERVICES -- 0.9%

United Health Group, Inc.,
   5.200% 01/17/07                250,000       248,038
                                              ------------
MOTION PICTURES -- 0.6%

The Walt Disney Co.,
   4.875% 07/02/04                150,000       151,431
                                              ------------
----------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES -- 6.9%

BROADCASTING -- 0.2% USA Networks, Inc.,

   6.750% 11/15/05                 50,000        50,575
                                              ------------
CABLE -- 0.6%

Comcast Cable Communications, Inc.:
   6.200% 11/15/08                 50,000        47,516
   6.875% 06/15/09                100,000        96,595
                                              ------------
                                                144,111
                                              ------------
COMMUNICATIONS -- 0.8%

Qwest Capital Funding,
   5.625% 08/03/04                200,000       166,000
Sprint Corp.,
   6.125% 11/15/05                 50,000        44,369
                                              ------------
                                                210,369
----------------------------------------------------------
ELECTRIC SERVICES -- 0.8%

Indiana Michigan Power Co.,
   6.450% 11/10/08                 50,000        48,504
Kentucky Power Co.,
   6.450% 11/10/08                100,000        95,258
NorAm Energy Corp.,
   6.375% 11/01/03                 55,000        55,839
                                              ------------
                                                199,601
                                              ------------
MOTOR FREIGHT & WAREHOUSING -- 0.4%

Ryder System, Inc.,
   6.500% 05/15/05                115,000       113,794
                                              ------------
RAILROAD -- 1.2%

Burlington Northern Santa Fe Corp.,
   6.750% 07/15/11                150,000       153,600
CSX Corp.,
   6.750% 03/15/11                100,000       101,661
Union Pacific Corp.,
   6.790% 11/09/07                 50,000        52,552
                                              ------------
                                                307,813
                                              ------------


                                      PAR         VALUE
----------------------------------------------------------
TELECOMMUNICATIONS -- 2.9%

AT&T Corp.,
   7.750% 03/01/07             $   80,000    $   82,381
GTE South, Inc.,
   6.000% 02/15/08                100,000        99,566
SBC Communications, Inc.:
   5.875% 02/01/12                315,000       303,131
   6.250% 03/01/05                100,000       104,774
US West Communications,
   6.625% 09/15/05                100,000        92,000
Viacom, Inc.,
   7.150% 05/20/05                 75,000        78,855
                                              ------------
                                                760,707
                                              ------------
----------------------------------------------------------
WHOLESALE TRADE -- 1.8%
NON-DURABLE GOODS -- 1.8%

Sysco Corp.:
   4.750% 07/30/05                350,000       354,361
   7.000% 05/01/06                100,000       106,458
                                              ------------
                                                460,819
                                              ------------
TOTAL CORPORATE FIXED-INCOME BONDS & NOTES
   (cost of $17,044,688)                     17,207,532
                                              ------------

U.S GOVERNMENT AGENCIES & OBLIGATIONS -- 31.6%
----------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 4.2%

Federal Home Loan Mortgage Corp.:
   7.000% 11/01/25-03/01/27       121,145       124,249
   7.500% 09/01/25                 27,323        28,441
   8.000% 06/01/26                 31,989        33,598
   9.000% 04/01/17                 33,588        36,495
   9.500% 10/01/16                  6,630         7,225
                                              ------------
                                                230,008
                                              ------------
Federal National Mortgage Association,
   9.250% 09/01/16                 49,555        53,272
                                              ------------
Government National Mortgage Association:
   6.500% 11/15/28                279,472       284,100
   7.000% 10/15/27-06/15/28       510,080       526,657
                                              ------------
                                                810,757
                                              ------------
----------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 27.4%

U.S. Treasury Bond,
   5.250% 02/15/29                 75,000        70,008
                                              ------------
U.S. Treasury Notes:
   2.750% 09/30/03-10/31/03       170,000       169,949
   3.500% 11/15/06              2,145,000     2,065,227
   4.000% 04/30/03                225,000       228,762
   4.250% 05/31/03                240,000       244,838
   4.625% 02/28/03-05/15/06     3,280,000     3,323,585
   4.750% 01/31/03                 85,000        86,714
   5.750% 08/15/10-11/15/05       845,000       889,795
                                              ------------
                                              7,008,870
                                              ------------
TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
   (cost of $8,178,162)                       8,172,915
                                              ------------

April 30, 2002 (Unaudited)

ASSET-BACKED SECURITIES -- 0.1%        PAR         VALUE
----------------------------------------------------------
Green Tree Financial Corp.,
   Series 1997-7, Class A-5,
   6.540% 07/15/19
   (cost of $35,929)           $   36,579    $   37,285
                                              ------------
SHORT-TERM OBLIGATION -- 0.2%
----------------------------------------------------------
Repurchase agreement with SBC
Warburg Ltd., dated 04/30/02,
due 05/01/02 at 1.870%
collateralized by U.S. Treasury
Bonds and/or Notes with various
maturities to 02/15/29, market
value $59,399 (repurchase
proceeds $58,003)
(cost of $58,000)                  58,000        58,000
                                              ------------
TOTAL INVESTMENTS -- 98.5%
   (cost of $25,316,779)(a)                  25,475,732
                                              ------------
OTHER ASSETS & LIABILITIES, NET -- 1.5%         380,921
----------------------------------------------------------
NET ASSETS -- 100.0%                       $ 25,856,653
                                              ------------

NOTES TO INVESTMENT PORTFOLIO:

(a) Cost for generally accepted accounting principles is $25,316,779. Cost for federal income tax purposes is $25,333,238. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities.

See notes to financial statements.

Statements of Assets & Liabilities

April 30, 2002 (Unaudited)


                                                                      LIBERTY           LIBERTY           LIBERTY
                                                     LIBERTY        CONTRARIAN         CONTRARIAN       CONTRARIAN
                                                   CONTRARIAN         EQUITY           SMALL-CAP          INCOME
                                                      FUND             FUND              FUND              FUND
------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                               $4,853,144       $94,447,758     $ 49,073,133       $25,316,779
                                                    ---------       -----------     ------------        ----------
Investments, at value                              $4,914,927       $99,748,558     $ 45,245,024       $25,475,732
Cash                                                      162               475              783             5,362
Receivable for:
   Investments sold                                    61,580                --          624,277                --
   Fund shares sold                                    14,357             4,181            9,110            79,044
   Dividends                                               46            23,049            2,988                --
   Interest                                                17               272                6           385,814
Expense reimbursement due from Advisor                  6,531            29,262           27,427            21,605
Deferred Trustees' compensation plan                    2,009             6,592            5,286             2,119
Other assets                                               --             6,060            4,651               676
                                                    ---------       -----------     ------------        ----------
   Total Assets                                     4,999,629        99,818,449       45,919,552        25,970,352
                                                    ---------       -----------     ------------        ----------

LIABILITIES:
Payable for:
   Investments purchased                               67,027           595,355          285,553                --
   Fund shares repurchased                              2,428            80,706           64,641            83,877
   Management fee                                       3,333            83,613           39,455            15,625
   Administration fee                                     208             4,196            1,972             1,041
   Transfer agent fee                                     759             8,904           11,299             1,401
   Bookkeeping fee                                        793             4,226            5,142               793
   Trustees' fee                                          461               821              628               456
Deferred Trustees' fee                                  2,009             6,592            5,286             2,119
Other liabilities                                      10,105            32,681           24,994             8,387
                                                    ---------       -----------     ------------        ----------
   Total Liabilities                                   87,123           817,094          438,970           113,699
                                                    ---------       -----------     ------------        ----------
NET ASSETS                                         $4,912,506       $99,001,355     $ 45,480,582       $25,856,653
                                                    ---------       -----------     ------------        ----------

COMPOSITION OF NET ASSETS:

Paid-in capital                                    $4,504,094       $88,616,931     $114,024,040       $25,854,585
Undistributed (accumulated)
   net investment income (loss)                       (31,875)         (109,428)        (293,398)            4,653
Accumulated net realized gain (loss)                  378,504         5,193,052      (64,421,951)         (161,538)
Net unrealized appreciation (depreciation)
   on investments                                      61,783         5,300,800       (3,828,109)          158,953
                                                    ---------       -----------     ------------        ----------
NET ASSETS                                         $4,912,506       $99,001,355     $ 45,480,582       $25,856,653
                                                    ---------       -----------     ------------        ----------





See notes to financial statements.



April 30, 2002 (Unaudited)

                                                                      LIBERTY           LIBERTY           LIBERTY
                                                     LIBERTY        CONTRARIAN         CONTRARIAN       CONTRARIAN
                                                   CONTRARIAN         EQUITY           SMALL-CAP          INCOME
                                                      FUND             FUND              FUND              FUND
------------------------------------------------------------------------------------------------------------------
CLASS A:
Net assets                                         $1,817,941       $93,375,151      $42,855,783       $14,771,109
Shares outstanding                                    158,569         5,644,039        3,973,815         1,408,890
                                                    ---------       -----------     ------------        ----------
Net asset value per share                          $    11.46(a)    $     16.54(a)   $     10.78(a)    $     10.48(a)
                                                    ---------       -----------     ------------        ----------
Maximum offering price per share
   (NAV/(1-SALES LOAD))                            $    12.16(b)    $     17.55(b)   $     11.44(b)    $     11.00(b)
                                                    ---------       -----------     ------------        ----------

CLASS B:
Net assets                                         $2,722,822       $ 1,053,733      $   226,842       $ 7,989,580
Shares outstanding                                    244,090            65,279           21,116           755,602
                                                    ---------       -----------     ------------        ----------
Net asset value and offering
   price per share                                 $    11.15(a)    $     16.14(a)   $     10.74(a)    $     10.57(a)
                                                    ---------       -----------     ------------        ----------

CLASS C:
Net assets                                         $  371,743       $   152,126      $    32,520       $ 2,973,217
Shares outstanding                                     33,329             9,406            3,066           281,841
                                                    ---------       -----------     ------------        ----------
Net asset value and offering
   price per share                                 $    11.15(a)    $     16.17(a)   $     10.61(a)    $     10.55(a)
                                                    ---------       -----------     ------------        ----------

CLASS I:
Net assets                                         $       --       $ 4,420,345      $ 2,364,368       $   121,541
Shares outstanding                                         --           263,824          218,044            11,669
                                                    ---------       -----------     ------------        ----------
Net asset value, offering and redemption
   price per share                                 $       --       $     16.75      $     10.84       $     10.42
                                                    ---------       -----------     ------------        ----------

CLASS Z:
Net assets                                         $       --       $        --      $     1,069       $     1,206
Shares outstanding                                         --                --               99               116
                                                    ---------       -----------     ------------        ----------
Net asset value, offering and redemption
   price per share                                 $       --       $        --      $     10.80       $     10.40
                                                    ---------       -----------     ------------        ----------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.




See notes to financial statements.

Statements of Operations




For the Six Months Ended April 30, 2002  (Unaudited)

                                                                      LIBERTY           LIBERTY           LIBERTY
                                                     LIBERTY        CONTRARIAN         CONTRARIAN       CONTRARIAN
                                                   CONTRARIAN         EQUITY           SMALL-CAP          INCOME
                                                      FUND             FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Dividends                                           $  15,728        $  530,585       $   49,013         $      --
Interest                                                3,069            44,481           10,488           597,280
                                                    ---------        ----------      -----------         ---------
   Total Investment Income                             18,797           575,066           59,501           597,280

EXPENSES:

Management fee                                         18,947           516,601          258,451            86,765
Administration fee                                      1,184            26,015           12,923             5,784
Service fee:
   Class A                                              2,347           106,378           51,601            16,731
   Class B                                              3,103             1,184              203             8,762
   Class C                                                449               188               23             3,278
Distribution fee:
   Class B                                              9,310             3,553              610            26,287
   Class C                                              1,346               567               67             9,857
Transfer agent fee:
   Class A                                              3,826            63,477           52,947            23,943
   Class B                                              5,067               706              209            12,545
   Class C                                                731               113               24             4,691
   Class I                                                 --             4,317            5,009                61
   Class Z                                                 --                --                1                 2
Bookkeeping fee                                         4,959            23,734           12,833             4,959
Trustees' fee                                           2,886             4,923            4,714             3,293
Audit fee                                               8,358            14,790            7,683             2,597
Registration fee                                       22,527            18,487           23,919            30,949
Other expenses                                          7,217            24,069           38,596            14,237
                                                    ---------        ----------      -----------         ---------
   Total Expenses                                      92,257           809,102          469,813           254,741
Fees and expenses waived or reimbursed
  by Advisor                                          (43,795)         (132,069)        (119,932)         (126,066)
Custody earnings credit                                   (39)              (36)          (2,989)             (561)
                                                    ---------        ----------      -----------         ---------
  Net Expenses                                         48,423           676,997          346,892           128,114
                                                    ---------        ----------      -----------         ---------
Net Investment Income (Loss)                          (29,626)         (101,931)        (287,391)          469,166
                                                    ---------        ----------      -----------         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:

Net realized gain (loss) on investments               483,491         6,650,751        3,150,799          (142,086)
Net change in unrealized
  appreciation/depreciation on investments           (307,336)          718,974        7,131,437          (469,617)
                                                    ---------        ----------      -----------         ---------
NET GAIN (LOSS)                                       176,155         7,369,725       10,282,236          (611,703)
                                                    ---------        ----------      -----------         ---------
NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                            $ 146,529        $7,267,794      $ 9,994,845         $(142,537)
                                                    ---------        ----------      -----------         ---------




See notes to financial statements.

Statements of Changes in Net Assets


                                                                                                 LIBERTY
                                                                                             CONTRARIAN FUND
--------------------------------------------------------------------------------------------------------------------
                                                                                      (UNAUDITED)
                                                                                      SIX MONTHS
                                                                                         ENDED          YEAR ENDED
                                                                                      APRIL 30,         OCTOBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                                       2002              2001
--------------------------------------------------------------------------------------------------------------------

OPERATIONS:

Net investment loss                                                                  $   (29,626)      $   (29,114)
Net realized gain (loss) on investments and written options                              483,491          (103,521)
Net change in unrealized appreciation/depreciation
   on investments and written options                                                   (307,336)         (583,719)
                                                                                     -----------       -----------
Net Increase (Decrease) from Operations                                                  146,529          (716,354)
                                                                                     -----------       -----------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains:
   Class A                                                                                    --          (214,400)
   Class B                                                                                    --          (131,797)
   Class C                                                                                    --            (5,794)
                                                                                     -----------       -----------
Total Distributions Declared to Shareholders                                                  --          (351,991)
                                                                                     -----------       -----------
SHARE TRANSACTIONS:
Class A:

   Subscriptions                                                                         540,083         1,453,261
   Distributions reinvested                                                                   --           211,120
   Redemptions                                                                        (1,649,661)       (2,871,186)
                                                                                     -----------       -----------
      Net Decrease                                                                    (1,109,578)       (1,206,805)
                                                                                     -----------       -----------

Class B:
   Subscriptions                                                                         973,595         1,646,413
   Distributions reinvested                                                                   --           104,683
   Redemptions                                                                          (448,240)         (285,960)
                                                                                     -----------       -----------
      Net Increase                                                                       525,355         1,465,136
                                                                                     -----------       -----------

Class C:
   Subscriptions                                                                          86,041           317,346
   Distributions reinvested                                                                   --             4,077
   Redemptions                                                                           (35,001)          (31,734)
                                                                                     -----------       -----------
      Net Increase                                                                        51,040           289,689
                                                                                     -----------       -----------
Net Increase (Decrease) from Share Transactions                                         (533,183)          548,020
                                                                                     -----------       -----------
Total Decrease in Net Assets                                                            (386,654)         (520,325)

NET ASSETS:

Beginning of period                                                                    5,299,160         5,819,485
                                                                                     -----------       -----------
End of period (including accumulated net investment loss
   of $(31,875) and overdistributed net investment income
   of $(2,249), respectively)                                                        $ 4,912,506       $ 5,299,160
                                                                                      ----------        ----------




See notes to financial statements.

                                                    LIBERTY
                                                CONTRARIAN FUND
------------------------------------------------------------------------------
                                         (UNAUDITED)
                                         SIX MONTHS
                                            ENDED          YEAR ENDED
                                         APRIL 30,         OCTOBER 31,
                                            2002              2001
------------------------------------------------------------------------------
CHANGES IN SHARES:
Class A:
   Subscriptions                             45,217           112,158
   Issued for distributions reinvested           --            17,136
   Redemptions                             (134,348)         (218,042)
                                        -----------       -----------
      Net Decrease                          (89,131)          (88,748)
                                        -----------       -----------

Class B:
   Subscriptions                             83,774           131,837
   Issued for distributions reinvested           --             8,637
   Redemptions                              (38,395)          (22,794)
                                        -----------       -----------
      Net Increase                           45,379           117,680
                                        -----------       -----------

Class C:
   Subscriptions                              7,472            26,491
   Issued for distributions reinvested           --               337
   Redemptions                               (2,974)           (2,487)
                                        -----------       -----------
      Net Increase                            4,498            24,341
                                        -----------       -----------




See notes to financial statements.

                                                   LIBERTY CONTRARIAN
                                                      EQUITY FUND
-----------------------------------------------------------------------------
                                             (UNAUDITED)
                                             SIX MONTHS
                                                ENDED          YEAR ENDED
                                             APRIL 30,         OCTOBER 31,
INCREASE (DECREASE) IN NET ASSETS:              2002              2001
-----------------------------------------------------------------------------

OPERATIONS:

Net investment income (loss)                $  (101,931)      $    77,391
Net realized gain (loss) on investments       6,650,751        (1,022,700)
Net change in unrealized appreciation/
    depreciation on investments                 718,974       (15,529,692)
                                            -----------     -------------
Net Increase (Decrease) from Operations       7,267,794       (16,475,001)
                                            -----------     -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                                           --          (303,830)
   Class I                                           --           (45,470)
In excess of net investment income:
   Class A                                           --          (121,249)
   Class I                                           --           (18,146)
From net realized gains:
   Class A                                           --        (8,196,138)
   Class B                                           --           (67,240)
   Class C                                           --            (6,411)
   Class I                                           --        (1,668,052)
In excess of net realized gains:
   Class A                                                       (265,715)
   Class B                                           --            (2,180)
   Class C                                           --              (208)
   Class I                                           --           (54,078)
                                            -----------     -------------
Total Distributions Declared to Shareholders         --       (10,748,717)
                                            -----------     -------------

SHARE TRANSACTIONS:
Class A:

   Subscriptions                                  16,815,853         4,549,074
   Proceeds received in connection with merger            --        22,706,898
   Distributions reinvested                               --         9,142,075
   Redemptions                                    (8,035,711)      (16,204,823)
                                                ------------     ------------
      Net Increase                                 8,780,142        20,193,224
                                                ------------     ------------

Class B:
   Subscriptions                                     398,486           731,496
   Proceeds received in connection with merger            --            22,550
   Distributions reinvested                               --            63,441
   Redemptions                                      (222,751)         (395,901)
                                                ------------     ------------
      Net Increase                                   175,735           421,586
                                                ------------     ------------

Class C:
   Subscriptions                                      42,508           123,025
   Proceeds received in connection with merger            --             4,400
   Distributions reinvested                               --             1,515
   Redemptions                                        (9,721)           (5,621)
                                                ------------     ------------
      Net Increase                                    32,787           123,319
                                                ------------     ------------



See notes to financial statements.

                                                      LIBERTY CONTRARIAN
                                                         EQUITY FUND
------------------------------------------------------------------------------
                                                (UNAUDITED)
                                                SIX MONTHS
                                                   ENDED          YEAR ENDED
                                                APRIL 30,         OCTOBER 31,
                                                   2002              2001
------------------------------------------------------------------------------

Class I:
   Subscriptions                               $   148,373       $ 9,216,443
   Proceeds received in connection with m               --         4,797,224
   Distributions reinvested                             --         1,207,693
   Redemptions                                 (16,724,194)       (1,790,138)
                                               ------------     ------------
      Net Increase (Decrease)                  (16,575,821)       13,431,222
                                               ------------     ------------
Net Increase (Decrease) from Share Transa       (7,587,157)       34,169,351
                                               ------------     ------------
Total Increase (Decrease) in Net Assets           (319,363)        6,945,633

NET ASSETS:
Beginning of period                             99,320,718        92,375,085
                                               ------------     ------------
End of period (including accumulated net
   investment loss of $(109,428) and
   overdistributed net investment income
   of $(7,497), respectively)                 $ 99,001,355       $99,320,718
                                               ------------      -----------

CHANGES IN SHARES:
Class A:
   Subscriptions                                   977,966           252,381
   Issued in connection with merger                     --         1,250,380
   Issued for distributions reinvested                  --           519,436
   Redemptions                                    (472,283)         (915,840)
                                               ------------     ------------
      Net Increase                                 505,683         1,106,357
                                               ------------     ------------

Class B:
   Subscriptions                                    23,681            42,012
   Issued in connection with merger                     --             1,260
   Issued for distributions reinvested                  --             3,650
   Redemptions                                     (13,212)          (23,563)
                                               ------------     ------------
      Net Increase                                  10,469            23,359
                                               ------------     ------------

Class C:
   Subscriptions                                     2,576             7,114
   Issued in connection with merger                     --               246
   Issued for distributions reinvested                  --                87
   Redemptions                                        (598)             (328)
                                               ------------     ------------
      Net Increase                                   1,978             7,119
                                               ------------     ------------

Class I:
   Subscriptions                                     8,484           499,674
   Issued in connection with merger                     --           261,429
   Issued for distributions reinvested                  --            68,039
   Redemptions                                    (960,658)         (102,490)
                                               ------------     ------------
      Net Increase (Decrease)                     (952,174)          726,652
                                               ------------     ------------



See notes to financial statements.

                                                        LIBERTY CONTRARIAN
                                                          SMALL-CAP FUND
--------------------------------------------------------------------------------
                                                  (UNAUDITED)
                                                  SIX MONTHS
                                                     ENDED          YEAR ENDED
                                                  APRIL 30,         OCTOBER 31,
INCREASE (DECREASE) IN NET ASSETS:                   2002              2001
--------------------------------------------------------------------------------

OPERATIONS:

Net investment loss                              $  (287,391)      $  (442,691)
Net realized gain on investments                   3,150,799           676,320
Net change in unrealized appreciation/
   depreciation investments                        7,131,437        (8,654,522)
                                                 ------------     ------------
Net Increase (Decrease) from Operations            9,994,845        (8,420,893)
                                                 ------------     ------------

SHARE TRANSACTIONS:
Class A:
   Subscriptions                                   6,662,480        15,422,763
   Proceeds received in connection with merger            --         6,289,260
   Redemptions                                    (7,927,353)      (22,815,049)
                                                 ------------     ------------
      Net Decrease                                (1,264,873)       (1,103,026)
                                                 ------------     ------------

Class B:
   Subscriptions                                     146,203           124,576
   Redemptions                                       (35,544)          (14,901)
                                                 ------------     ------------
      Net Increase                                   110,659           109,675
                                                 ------------     ------------

Class C:
   Subscriptions                                      88,734               820
   Redemptions                                       (57,260)               --
                                                 ------------     ------------
      Net Increase                                    31,474               820
                                                 ------------     ------------

Class I:
   Subscriptions                                     966,783         3,728,925
   Proceeds received in connection with merger            --        28,342,255
   Redemptions                                   (22,550,471)       (8,418,497)
                                                 ------------     ------------
      Net Increase (Decrease)                    (21,583,688)       23,652,683
                                                 ------------     ------------

Class Z:
   Subscriptions                                          --             1,000
                                                 ------------     ------------
Net Increase (Decrease) from Share Transactions  (22,706,428)       22,661,152
                                                 ------------     ------------
Total Increase (Decrease) in Net Assets          (12,711,583)       14,240,259

NET ASSETS:

Beginning of period                               58,192,165        43,951,906
                                                 ------------     ------------
End of period (accumulated net loss of
   of $(293,398) and $(6,007), respectively)    $ 45,480,582      $ 58,192,165
                                                 ------------     ------------




See notes to financial statements.

                                                  LIBERTY CONTRARIAN
                                                    SMALL-CAP FUND
--------------------------------------------------------------------------------
                                            (UNAUDITED)
                                            SIX MONTHS
                                               ENDED          YEAR ENDED
                                            APRIL 30,         OCTOBER 31,
                                               2002              2001
--------------------------------------------------------------------------------

CHANGES IN SHARES:
Class A:
   Subscriptions                               615,362         1,058,954
   Issued in connection with merger                 --         1,026,018
   Redemptions                                (753,850)       (2,254,963)
                                           ------------     ------------
      Net Decrease                            (138,488)         (169,991)
                                           ------------     ------------

Class B:
   Subscriptions                                14,017            11,937
   Redemptions                                  (3,346)           (1,492)
                                           ------------     ------------
      Net Increase                              10,671            10,445
                                           ------------     ------------

Class C:
   Subscriptions                                 8,205                92
   Redemptions                                  (5,231)               --
                                           ------------     ------------
      Net Increase                               2,974                92
                                           ------------     ------------

Class I:
   Subscriptions                                91,215           215,200
   Issued in connection with merger                 --         2,763,609
   Redemptions                              (2,037,593)         (814,387)
                                           ------------     ------------
      Net Increase (Decrease)               (1,946,378)        2,164,422
                                           ------------     ------------

Class Z:
   Subscriptions                                    --                99
                                           ------------     ------------



See notes to financial statements.

                                               LIBERTY CONTRARIAN
                                                  INCOME FUND
-------------------------------------------------------------------------
                                         (UNAUDITED)
                                         SIX MONTHS
                                            ENDED          YEAR ENDED
                                         APRIL 30,         OCTOBER 31,
INCREASE (DECREASE) IN NET ASSETS:          2002              2001
-------------------------------------------------------------------------
OPERATIONS:
Net investment income                    $  469,166       $   600,755
Net realized gain (loss) on investments    (142,086)          244,257
Net change in unrealized appreciation/
    depreciation on investments            (469,617)          683,882
                                        -----------       -----------
Net Increase (Decrease) from Operations    (142,537)        1,528,894
                                        -----------       -----------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                                 (298,169)         (406,455)
   Class B                                 (129,081)         (108,768)
   Class C                                  (48,553)          (37,837)
   Class I                                   (2,877)           (6,368)
   Class Z                                      (28)          (36,537)
From net realized gains:
   Class A                                 (145,161)               --
   Class B                                  (74,757)               --
   Class C                                  (29,010)               --
   Class I                                   (1,357)               --
   Class Z                                      (13)               --
                                        -----------       -----------
Total Distributions Declared to
   Shareholders                            (729,006)         (595,965)
                                        -----------       -----------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                          5,386,092        12,013,299
   Distributions reinvested                 355,473           329,194
   Redemptions                           (1,786,839)       (6,233,879)
                                        -----------       -----------
      Net Increase                        3,954,726         6,108,614
                                        -----------       -----------
 Class B:
   Subscriptions                          3,348,364         6,746,068
   Distributions reinvested                 170,514            90,437
   Redemptions                           (1,135,891)       (1,567,738)
                                        -----------       -----------
      Net Increase                        2,382,987         5,268,767
                                        -----------       -----------
 Class C:
   Subscriptions                          1,481,789         1,825,318
   Distributions reinvested                  52,278            26,572
   Redemptions                             (284,965)         (206,336)
                                        -----------       -----------
      Net Increase                        1,249,102         1,645,554
                                        -----------       -----------
 Class I:
   Distributions reinvested                   4,234             6,368
                                        -----------       -----------
 Class Z:
   Subscriptions                                 --               789
   Distributions reinvested                      42            36,537
   Redemptions                                   --        (3,835,294)
                                        -----------       -----------
      Net Increase (Decrease)                    42        (3,797,968)
                                        -----------       -----------
Net Increase from Share Transactions      7,591,091         9,231,335
                                        -----------       -----------
Total Increase in Net Assets              6,719,548        10,164,264
NET ASSETS:

Beginning of period                      19,137,105         8,972,841
                                        -----------       -----------
End of period (including undistributed
   net investment income of $4,653
   and $17,016, respectively)           $25,856,653       $19,137,105
                                        -----------       -----------



See notes to financial statements.

                                                       LIBERTY CONTRARIAN
                                                          INCOME FUND
--------------------------------------------------------------------------------
                                                 (UNAUDITED)
                                                 SIX MONTHS
                                                    ENDED          YEAR ENDED
                                                 APRIL 30,         OCTOBER 31,
                                                    2002              2001
--------------------------------------------------------------------------------

CHANGES IN SHARES:
Class A:
   Subscriptions                                    507,309         1,139,255
   Issued for distributions reinvested               33,880            31,206
   Redemptions                                     (169,312)         (591,826)
                                                -----------       -----------
      Net Increase                                  371,877           578,635
                                                -----------       -----------

Class B:
   Subscriptions                                    313,660           629,952
   Issued for distributions reinvested               16,116             8,492
   Redemptions                                     (106,940)         (145,591)
                                                -----------       -----------
      Net Increase                                  222,836           492,853
                                                -----------       -----------

Class C:
   Subscriptions                                    138,262           171,266
   Issued for distributions reinvested                4,950             2,571
   Redemptions                                      (26,811)          (19,342)
                                                -----------       -----------
      Net Increase                                  116,401           154,495
                                                -----------       -----------

Class I:
   Issued for distributions reinvested                  407               610
                                                -----------       -----------

Class Z:
   Subscriptions                                         --                11
   Issued for distributions reinvested                    4             3,557
   Redemptions                                           --          (368,566)
                                                -----------       -----------
      Net Increase (Decrease)                             4          (364,998)
                                                -----------       -----------



See notes to financial statements.

Notes to Financial Statements

April 30, 2002 (Unaudited)



NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION:

Liberty Contrarian Fund "Contrarian", Liberty Contrarian Equity Fund "Equity", Liberty Contrarian Small-Cap Fund "Small-Cap" and the Liberty Contrarian Income Fund "Income", collectively the "Funds", each a series of Liberty Funds Trust III (the "Trust"), are registered under the Investment Company Act of 1940. All the Funds are open-end diversified portfolio investment companies. All the Funds offer Class A shares. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. All the Funds offer Class B shares. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four, or eight years after purchase, depending on the program under which shares were purchased. All the Funds offer Class C shares. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Equity, Small-Cap and Income offer Class I shares. Small-Cap and Income offer Class Z shares. Class I and Class Z shares are offered continuously at net asset value. In addition, there are certain restrictions on the purchase of Class I and Class Z shares, please refer to the prospectus. Class A and Class I shares differ principally in the service fees and shareholder servicing fees.

On February 2, 2001, Liberty Contrarian Small-Cap Fund Class A and Class I shares merged into Liberty Special Fund Class A and Class I shares, which subsequently changed its name to Liberty Contrarian Small-Cap Fund, as follows:

                     MUTUAL FUND
SHARES ISSUED    NET ASSETS RECEIVED  UNREALIZED APPRECIATION1
 ----------        ---------------      ------------------
  3,789,627          $34,631,515            $2,013,905

                     NET ASSETS OF
 NET ASSETS OF    (OTHER MUTUAL FUND)   NET ASSETS OF THE FUND
THE FUND PRIOR     IMMEDIATELY PRIOR       IMMEDIATELY AFTER
TO COMBINATION     TO COMBINATION            COMBINATION
--------------     ---------------        ------------------
 $49,595,498         $34,631,515           $84,227,013

1 Unrealized appreciation is included in the Mutual Fund Net Assets Received amount shown above.

On April 20, 2001, Liberty Contrarian Balanced Fund merged into Liberty Contrarian Equity Fund as follows:

                     MUTUAL FUND
SHARES ISSUED    NET ASSETS RECEIVED   UNREALIZED APPRECIATION1
 ----------      ---------------         ------------------
  1,513,315         $27,531,072              $4,284,828

                     NET ASSETS OF
 NET ASSETS OF    (OTHER MUTUAL FUND)  NET ASSETS OF THE FUND
THE FUND PRIOR     IMMEDIATELY PRIOR    IMMEDIATELY AFTER
TO COMBINATION      TO COMBINATION          COMBINATION
------------     ---------------         ------------------
 $80,192,976        $27,531,072            $107,724,048

1 Unrealized appreciation is included in the Mutual Fund Net Assets Received amount shown above.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon specific identification method for both financial statement and federal income tax purposes.

The Funds may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Funds to subsequently invest at less advantageous prices.

Small-Cap may engage in short sales. A short sale is effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in the hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security. The Fund is then obligated to return the security to the lender, and therefore it must subsequently purchase the same security.

Proceeds from the sale of a borrowed security remain on deposit with the broker loaning that security. Additional deposits may be required in the event that the value of the securities sold short exceeds a percentage of the amount on deposit with the broker. In addition, the borrowing fund is required to segregate cash, U.S. government securities or other liquid securities in an amount equal to the market value of all borrowed securities less any amounts on deposit with brokers. As a result of these activities, the borrowing fund will not be deemed to create leverage merely by entering into a short selling transaction, except to the extent that income is earned on amounts on deposit with the broker. The amount on deposit with the broker plus the value of the segregated securities may not exceed 25% of net assets.

LOANS OF PORTFOLIO SECURITIES:

Each of the Funds may lend portfolio securities, up to 20% of the value of a Fund's total assets. The Funds receive total collateral in an amount at least equal to 100% of the market value of the securities loaned at the inception of the loan. The value of the portfolio securities loaned is marked to market on a daily basis and additional collateral is received from the borrower, as necessary, to ensure that its value is at least equal to 100% of the securities loaned at all times. Interest income earned on the investment of the collateral plus reimbursement for management fees associated with such investment, in excess of rebates to the borrower, is recorded on an accrual basis. Income earned on non-cash collateral is based on a percentage of the market value of the securities loaned and is recorded on an accrual basis. If the borrower defaults and the value of the portfolio securities increases in excess of the collateral received or if bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class A, Class B and Class C service fees, Class B and Class C distribution fees and Class I transfer agent fee) and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only. Class I per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the transfer agent fee applicable to Class I shares only.

FEDERAL INCOME TAXES:

Consistent with the Funds' policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

At October 31, 2002, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were as follows:

                EXPIRING     EXPIRING    EXPIRING    EXPIRING
NAME OF FUND     IN 2006      IN 2007     IN 2008     IN 2009
-------------   --------     --------    --------    --------
Contrarian            --           --          --  $  100,306
Equity                --           --          --   1,331,685
Small-Cap    $29,558,373  $29,495,685  $8,389,935          --

Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

Of the Small-Cap capital loss carryforwards expiring in 2006, 2007 and 2008, $9,194,667, $1,838,933 and $1,615,214, respectively, were acquired as a result of the merger. Their availability for use in offsetting any future realized gains may be limited in a given year.

INTEREST INCOME, DEBT DISCOUNT
AND PREMIUM:

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis.

Effective November 1, 2001, the Income Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The cumulative effect of this accounting change did not impact total net assets, but resulted in a $2,821 decrease in cost of securities and a corresponding $2,821 increase in net unrealized appreciation, based on securities held by the Fund on November 1, 2001.

The effect of this change for the six months ended April 30, 2002 was to decrease net investment income by $23,998, increase net unrealized appreciation by $13,638, and decrease net realized loss by $10,360. The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

OTHER:

The Funds' custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds.

The Funds may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

WRITTEN OPTIONS CONTRACTS:

Contrarian may write option contracts. A written option contract obligates the Fund to deliver a call, or receive a put, for the contract amount upon exercise by the holder of the option. The value of the option is recorded as a liability and the unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended April 30, 2002, Contrarian did not invest in any written options.

NOTE 2. FEES AND COMPENSATION PAID
TO AFFILIATES

MANAGEMENT FEE:

Crabbe Huson Group, Inc. (the "Advisor") is the investment advisor of each Fund and receives a monthly fee based on each Fund's average daily net assets.

For the Contrarian Fund, the Advisor receives a monthly fee equal to 0.80% annually of the Fund's average daily net assets.

For the Equity and the Small-Cap Funds, the Advisor receives a monthly fee as follows:

   AVERAGE DAILY NET ASSETS     ANNUAL FEE RATE
   ---------------------        --------------
   First $100 million                1.00%
   Next $400 million                 0.85%
   Over $500 million                 0.60%

For the Income Fund, the Advisor receives a monthly fee as follows:

   AVERAGE DAILY NET ASSETS     ANNUAL FEE RATE
   ---------------------        --------------
   First $100 million                0.75%
   Next $400 million                 0.60%
   Over $500 million                 0.50%

ADMINISTRATION FEE:

Colonial Management Associates, Inc. (the "Administrator"), an affiliate of the Advisor, provides accounting and other services for a monthly fee equal to 0.05% annually of the Funds' average daily net assets. The Funds' Advisor delegates certain of its administrative duties to the Administrator.

BOOKKEEPING FEE:

The Administrator is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Administrator has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Funds, the Administrator receives from each Fund an annual flat fee of $10,000, paid monthly, and in any month that the Funds' average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of each Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for Class A, Class B, Class C and Class Z shares for a monthly fee equal to 0.06% annually of each Funds' average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses. The Transfer Agent also provides shareholder services for a monthly fee at the annual rate of 0.0025% for the Class I shares of Equity, Small-Cap and Income, plus reimbursements for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Administrator, is the Funds' principal underwriter. For the six months ended April 30, 2002, the Distributor retained $1,565, $126 and $338 on sales of the Funds' Class A shares, for Contrarian, Equity and Small-Cap, respectively. For Contrarian, the Distributor received contingent deferred sales charges ("CDSC") of $4,455 and $208 for Class B and Class C redemptions, respectively. For Equity, the Distributor received CDSC of $220, $577 and $72 on Class A, Class B and Class C redemptions, respectively. For Income, the Distributor received CDSC of $1, $11,010 and $660 on Class A, Class B and Class C redemptions, respectively.

Each Fund has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares as of the 20th of each month. The Plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Advisor has agreed, until further notice, to voluntarily waive fees and bear certain Fund expenses to the extent that total Class A, Class B, Class C, Class Z and Class I expenses (exclusive of service fees, distribution fees, transfer agency fees, brokerage commissions, taxes and extraordinary expenses, if any) exceed 1.18% for Contrarian, 1.00% for Equity, 1.00% for Small-Cap and 0.38% for Income. Additionally, the Funds' advisor has voluntarily agreed to reimburse the Funds for transfer agency fees to the extent that Class A, Class B, Class C and Class Z transfer agent expenses will not exceed 0.17% for Contrarian, 0.17% for Equity, 0.25% for Small-Cap and 0.17% for Income.

OTHER:

The Funds pay no compensation to their officers, all of whom are employees of the Advisor, Administrator or any of their affiliates.

The Funds' Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Funds have an agreement with their custodian bank under which $39, $36, $2,989 and $561 for Contrarian, Equity, Small-Cap and Income, respectively, were reduced by balance credits for the six months ended April 30, 2002. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if the Funds had not entered into such an agreement.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the six months ended April 30, 2002, purchases and sales of investments, other than U.S. Government and short-term obligations, were as follows:

                           PURCHASES           SALES
                          -----------         -------
Contrarian               $ 3,379,974       $ 4,062,774
Equity                    36,151,547        43,756,272
Small-Cap                 18,634,863        41,152,634
Income                     7,766,604           916,090

For the six months ended April 30, 2002, the Income Fund had purchases and sales of U.S. Government obligations of $7,544,433 and $6,686,520, respectively. Unrealized appreciation (depreciation) at April 30, 2002, based on cost of investments for federal income tax purposes, was:

                                                NET
                  GROSS         GROSS       UNREALIZED
               UNREALIZED    UNREALIZED    APPRECIATION/
              APPRECIATION  DEPRECIATION   DEPRECIATION
              ------------  ------------   -------------
Contrarian     $  431,108    $  (369,325)  $    61,783
Equity         14,999,489     (9,698,689)    5,300,800
Small-Cap       5,530,642     (9,358,751)   (3,828,109)
Income            310,795       (168,301)      142,494

OTHER:

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Funds may focus their investments in certain industries, subjecting them to a greater risk than a fund that is more diversified.

NOTE 4. LINE OF CREDIT

Each Fund (other than Small-Cap) has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by application law, provided that each Fund's borrowings shall not exceed 331/3% of the value of its total net assets (exclusive of borrowings). The Funds are part of a $200,000,000 credit facility that had been set up as a means for borrowing. Any borrowings bear interest at one for the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. For the six months ended April 30, 2002, the Funds had no borrowings under the agreement.

Financial Highlights - Liberty Contrarian Fund




Selected data for a share outstanding throughout each period is as follows:

                                                                     (UNAUDITED)
                                                                    SIX MONTHS                               PERIOD
                                                                       ENDED                                  ENDED
                                                                     APRIL 30,   YEAR ENDED OCTOBER 31,    OCTOBER 31,
                                                                                 ----------------------
CLASS A SHARES                                                         2002         2001         2000       1999 (A)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $ 11.28      $ 13.83      $ 10.39      $ 10.00
                                                                        ---------    ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                                    (0.05)       (0.04)       (0.01)       (0.02)
Net realized and unrealized gain (loss) on investments
   and written options                                                      0.23        (1.23)        3.45         0.41
                                                                        ---------    ---------    ---------    ---------
   Total from Investment Operations                                         0.18        (1.27)        3.44         0.39
                                                                        ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains                                                       --        (1.28)(c)       --           --
                                                                        ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                                           $ 11.46      $ 11.28      $ 13.83      $ 10.39
                                                                        ---------    ---------    ---------    ---------
Total return (d)(e)                                                         1.60%(f)    (9.93)%      33.11%        3.90%(f)
                                                                        ---------    ---------    ---------    ---------
RATIOS TO AVERAGE NET ASSETS:
Expenses (g)                                                                1.60%(h)     1.60%        1.60%        1.60%(h)
Net investment loss (g)                                                    (0.80)%(h)   (0.30)%      (0.06)%      (0.15)%(h)
Waiver/reimbursement                                                        1.85%(h)     1.86%        1.64%        3.56%(h)
Portfolio turnover rate                                                       76%(f)      194%         130%         105%(f)
Net assets, end of period (000's)                                        $ 1,818      $ 2,793      $ 4,654      $ 3,279

(a) The Fund commenced investment operations on December 1, 1998.
(b) Per share data was calculated using average shares outstanding during the period.
(c) This distribution occurred in calendar year 2000.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h) Annualized.



Financial Highlights (continued) - Liberty Contrarian Fund




Selected data for a share outstanding throughout each period is as follows:

                                                                       (UNAUDITED)
                                                                      SIX MONTHS                               PERIOD
                                                                         ENDED                                  ENDED
                                                                       APRIL 30,   YEAR ENDED OCTOBER 31,    OCTOBER 31,
                                                                                 ------------------------
CLASS B SHARES                                                           2002         2001         2000       1999 (A)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $ 11.01      $ 13.63      $ 10.33      $ 10.00
                                                                        ---------    ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                                    (0.09)       (0.13)       (0.10)       (0.09)
Net realized and unrealized gain (loss) on investments
   and written options                                                      0.23        (1.21)        3.40         0.42
                                                                        ---------    ---------    ---------    ---------
   Total from Investment Operations                                         0.14        (1.34)        3.30         0.33
                                                                        ---------    ---------    ---------    ---------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:

From net realized gains                                                       --        (1.28)(c)       --           --
                                                                        ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                                           $ 11.15      $ 11.01      $ 13.63      $ 10.33
                                                                        ---------    ---------    ---------    ---------
Total return (d)(e)                                                         1.27%(f)   (10.66)%      31.95%        3.30%(f)
                                                                        ---------    ---------    ---------    ---------
RATIOS TO AVERAGE NET ASSETS:
Expenses (g)                                                                2.35%(h)     2.35%        2.35%        2.35%(h)
Net investment loss (g)                                                    (1.55)%(h)   (1.05)%      (0.81)%      (0.90)%(h)
Waiver/reimbursement                                                        1.85%(h)     1.86%        1.64%        3.56%(h)
Portfolio turnover rate                                                       76%(f)      194%         130%         105%(f)
Net assets, end of period (000's)                                        $ 2,723      $ 2,188      $ 1,104       $  209

(a) The Fund commenced investment operations on December 1, 1998.
(b) Per share data was calculated using average shares outstanding during the period.
(c) This distribution occurred in calendar year 2000.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h) Annualized.



Financial Highlights (continued) - Liberty Contrarian Fund



Selected data for a share outstanding throughout each period is as follows:

                                                                         (UNAUDITED)
                                                                        SIX MONTHS                               PERIOD
                                                                           ENDED                                  ENDED
                                                                         APRIL 30,   YEAR ENDED OCTOBER 31,    OCTOBER 31,
                                                                                    ------------------------
CLASS C SHARES                                                             2002         2001         2000       1999 (A)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $ 11.01      $ 13.63      $ 10.32      $ 10.00
                                                                        ---------    ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss (b)                                                    (0.09)       (0.13)       (0.10)       (0.09)
Net realized and unrealized gain (loss) on investments
   and written options                                                      0.23        (1.21)        3.41         0.41
                                                                        ---------    ---------    ---------    ---------
   Total from Investment Operations                                         0.14        (1.34)        3.31         0.32
                                                                        ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:

From net realized gains                                                       --        (1.28)(c)       --           --
                                                                        ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                                           $ 11.15      $ 11.01      $ 13.63      $ 10.32
                                                                        ---------    ---------    ---------    ---------
Total return (d)(e)                                                         1.27%(f)   (10.65)%      32.07%        3.20%(f)
                                                                        ---------    ---------    ---------    ---------
RATIOS TO AVERAGE NET ASSETS:
Expenses (g)                                                                2.35%(h)     2.35%        2.35%        2.35%(h)
Net investment loss (g)                                                    (1.55)%(h)   (1.05)%      (0.81)%      (0.90)%(h)
Waiver/reimbursement                                                        1.85%(h)     1.86%        1.64%        3.56%(h)
Portfolio turnover rate                                                       76%(f)      194%         130%         105%(f)
Net assets, end of period (000's)                                        $   372      $   317      $    61      $     9

(a) The Fund commenced investment operations on December 1, 1998.
(b) Per share data was calculated using average shares outstanding during the period.
(c) This distribution occurred in calendar year 2000.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h) Annualized.



Financial Highlights - Liberty Contrarian Equity Fund




Selected data for a share outstanding throughout each period is as follows:

                                           (UNAUDITED)
                                           SIX MONTHS
                                              ENDED
                                             APRIL 30,                        YEAR ENDED OCTOBER 31,
                                                           -------------------------------------------------------------------
CLASS A SHARES                                 2002         2001          2000         1999       1998 (A)       1997
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
   OF PERIOD                                  $ 15.45      $ 20.27       $ 16.78      $ 16.60      $ 23.32      $ 19.50
                                             ---------    ---------     ---------    ---------    ---------    ---------
INCOME FROM INVESTMENT
   OPERATIONS:

Net investment income (loss) (b)                (0.02)          --(c)       0.05         0.31         0.07         0.07
Net realized and unrealized gain (loss)
   on investments                                1.11        (2.43)         3.96         0.55        (2.00)        5.36
                                             ---------    ---------     ---------    ---------    ---------    ---------
   Total from Investment Operations              1.09        (2.43)         4.01         0.86        (1.93)        5.43
                                             ---------    ---------     ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:

From net investment income                         --        (0.08)           --        (0.10)       (0.05)       (0.07)
In excess of net investment income                 --        (0.03)           --           --           --           --
From net realized gains                            --        (2.21)(d)     (0.52)       (0.58)       (4.74)       (1.54)
In excess of net realized gains                    --        (0.07)(d)        --           --           --           --
                                             ---------    ---------     ---------    ---------    ---------    ---------
   Total Distributions Declared
   to Shareholders                                 --        (2.39)        (0.52)       (0.68)       (4.79)       (1.61)
                                             ---------    ---------     ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                $ 16.54      $ 15.45       $ 20.27      $ 16.78      $ 16.60      $ 23.32
                                             ---------    ---------     ---------    ---------    ---------    ---------
Total return (e)(f)                              7.06%(g)   (13.46)%       24.47%        5.29%      (10.08)%      29.87%
                                             ---------    ---------     ---------    ---------    ---------    ---------
RATIOS TO AVERAGE NET ASSETS:
Expenses (h)                                     1.35%(i)     1.37%        1.42%        1.42%        1.39%(j)     1.42%(j)
Net investment income (loss) (h)                (0.25)%(i)    0.02%        0.28%        0.18%        0.38%(j)     0.29%(j)
Waiver/reimbursement                             0.25%(i)     0.35%        0.23%        0.28%        0.03%        0.02%
Portfolio turnover rate                            36%(g)      113%         122%         134%           1%         129%
Net assets, end of period (000's)            $ 93,375     $ 79,369      $81,748     $102,428     $226,628     $380,047

(a)  Effective October 19, 1998, the Primary shares were redesignated Class A shares.
(b)  Per share data was calculated using average shares outstanding during the period.
(c)  Amount represents less than $0.01 per share.
(d)  This distribution occurred in calendar year 2000.
(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f)  Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h)  The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(i)  Annualized.
(j)  Includes expenses paid indirectly through directed brokerage and certain expense offset arrangements.


Financial Highlights (continued) - Liberty Contrarian Equity Fund



Selected data for a share outstanding throughout each period is as follows:

                                                                        (UNAUDITED)
                                                                        SIX MONTHS                               PERIOD
                                                                          ENDED                                  ENDED
                                                                         APRIL 30,   YEAR ENDED OCTOBER 31,    OCTOBER 31,
                                                                                    ------------------------
CLASS B SHARES                                                             2002         2001         2000       1999 (A)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $ 15.13      $ 19.96      $ 16.66      $ 16.44
                                                                        ---------    ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                                    (0.08)       (0.13)       (0.09)       (0.08)
Net realized and unrealized gain (loss) on investments                      1.09        (2.42)        3.91         0.30
                                                                        ---------    ---------    ---------    ---------
   Total from Investment Operations                                         1.01        (2.55)        3.82         0.22
                                                                        ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains                                                       --        (2.21)(c)    (0.52)          --
In excess of net realized gains                                               --        (0.07)(c)       --           --
                                                                        ---------    ---------    ---------    ---------
   Total Distributions Declared to Shareholders                               --        (2.28)       (0.52)          --
                                                                        ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                                           $ 16.14      $ 15.13      $ 19.96      $ 16.66
                                                                        ---------    ---------    ---------    ---------
Total return (d)(e)                                                         6.68%(f)   (14.27)%      23.48%        1.34%(f)
                                                                        ---------    ---------    ---------    ---------
RATIOS TO AVERAGE NET ASSETS:
Expenses (g)                                                                2.10%(h)     2.12%        2.17%        2.17%(h)
Net investment loss (g)                                                    (1.00)%(h)   (0.73)%      (0.47)%      (0.56)%(h)
Waiver/reimbursement                                                        0.25%(h)     0.35%        0.23%        0.28%(h)
Portfolio turnover rate                                                       36%(f)      113%         122%         134%
Net assets, end of period (000's)                                        $ 1,054       $  829       $  628       $  466

(a) Class B shares were initially offered on January 27, 1999.
(b) Per share data was calculated using average shares outstanding during the period.
(c) This distribution occurred in calendar year in 2000.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h) Annualized.



Financial Highlights (continued) - Liberty Contrarian Equity Fund




Selected data for a share outstanding throughout each period is as follows:

                                                                    (UNAUDITED)
                                                                    SIX MONTHS                               PERIOD
                                                                       ENDED                                  ENDED
                                                                     APRIL 30,   YEAR ENDED OCTOBER 31,    OCTOBER 31,
                                                                                ------------------------
CLASS C SHARES                                                         2002         2001         2000       1999 (A)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $ 15.15      $ 19.97      $ 16.67      $ 16.44
                                                                        ---------    ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                                    (0.08)       (0.13)       (0.09)       (0.08)
Net realized and unrealized gain (loss) on investments                      1.10        (2.41)        3.91         0.31
                                                                        ---------    ---------    ---------    ---------
   Total from Investment Operations                                         1.02        (2.54)        3.82         0.23
                                                                        ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains                                                       --        (2.21)(c)    (0.52)          --
In excess of net realized gains                                               --        (0.07)(c)       --           --
                                                                        ---------    ---------    ---------    ---------
   Total Distributions Declared to Shareholders                               --        (2.28)       (0.52)          --
                                                                        ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                                           $ 16.17      $ 15.15      $ 19.97      $ 16.67
                                                                        ---------    ---------    ---------    ---------
Total return (d)(e)                                                         6.73%(f)   (14.20)%      23.47%        1.40%(f)
                                                                        ---------    ---------    ---------    ---------
RATIOS TO AVERAGE NET ASSETS:
Expenses (g)                                                                2.10%(h)     2.12%        2.17%        2.17%(h)
Net investment loss (g)                                                    (1.00)%(h)   (0.73)%      (0.47)%      (0.56)%(h)
Waiver/reimbursement                                                        0.25%(h)     0.35%        0.23%        0.28%(h)
Portfolio turnover rate                                                       36%(f)      113%         122%         134%
Net assets, end of period (000's)                                          $ 152        $ 113        $   6        $   6

(a) Class C shares were initially offered on January 27, 1999.
(b) Per share data was calculated using average shares outstanding during the period.
(c) This distribution occurred in calendar year in 2000.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h) Annualized.



Financial Highlights (continued) - Liberty Contrarian Equity Fund


Selected data for a share outstanding throughout each period is as follows:

                                         (UNAUDITED)
                                         SIX MONTHS
                                            ENDED
                                          APRIL 30,                        YEAR ENDED OCTOBER 31,
                                                       -------------------------------------------------------------
CLASS I SHARES                              2002         2001          2000         1999       1998 (A)       1997
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
   OF PERIOD                                  $ 15.63      $ 20.42       $ 16.82      $ 16.65      $ 23.40      $ 19.51
                                             ---------    ---------     ---------    ---------    ---------    ---------
INCOME FROM INVESTMENT
   OPERATIONS:

Net investment income (b)                        0.01         0.07          0.13         0.11         0.17         0.21
Net realized and unrealized gain (loss)
   on investments                                1.11        (2.46)         3.99         0.82        (2.03)        5.31
                                             ---------    ---------     ---------    ---------    ---------    ---------
   Total from Investment Operations              1.12        (2.39)         4.12         0.93        (1.86)        5.52
                                             ---------    ---------     ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:

From net investment income                         --        (0.09)           --        (0.18)       (0.15)       (0.09)
In excess of net investment income                 --        (0.03)           --           --           --           --
From net realized gains                            --        (2.21)(c)     (0.52)       (0.58)       (4.74)       (1.54)
In excess of net realized gains                    --        (0.07)(c)        --           --           --           --
                                             ---------    ---------     ---------    ---------    ---------    ---------
   Total Distributions Declared
   to Shareholders                                 --        (2.40)        (0.52)       (0.76)       (4.89)       (1.63)
                                             ---------    ---------     ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                $ 16.75      $ 15.63       $ 20.42      $ 16.82      $ 16.65      $ 23.40
                                             ---------    ---------     ---------    ---------    ---------    ---------
Total return (d)(e)                              7.17%(f)   (13.09)%      25.08%         5.75%       (9.72)%      30.35%
                                             ---------    ---------     ---------    ---------    ---------    ---------
RATIOS TO AVERAGE NET ASSETS:

Expenses (g)                                     1.00%(h)     1.00%         1.00%        0.93%        1.01%(i)     1.00%(i)
Net investment income (g)                        0.10%(h)     0.39%         0.70%        0.67%        0.76%(i)     0.71%(i)
Waiver/reimbursement                             0.25%(h)     0.35%         0.27%        0.28%        0.12%        0.23%
Portfolio turnover rate                            36%(f)      113%          122%         134%           1%         129%
Net assets, end of period (000's)              $4,420      $19,010        $9,993      $14,190     $ 27,672     $ 24,084

(a) Effective October 19, 1998, the Institutional shares were redesignated Class I shares.
(b) Per share data was calculated using average shares outstanding during the period.
(c) This distribution occurred in calendar year 2000.
(d) Total return at net asset value assuming all distributions reinvested.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h) Annualized.
(i) Includes expenses paid indirectly through directed brokerage and certain expense offset arrangements.




Financial Highlights - Liberty Contrarian Small-Cap Fund



Selected data for a share outstanding throughout each period is as follows:

                                          (UNAUDITED)
                                          SIX MONTHS
                                             ENDED
                                           APRIL 30,                        YEAR ENDED OCTOBER 31,
                                                      -------------------------------------------------------------
CLASS A SHARES                              2002       2001 (A)        2000         1999       1998 (B)       1997
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
   OF PERIOD                                   $ 9.25      $ 10.26        $ 6.97       $ 8.10      $ 16.80      $ 13.71
                                             ---------    ---------     ---------    ---------    ---------    ---------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income (loss) (c)                (0.06)       (0.09)        (0.07)       (0.07)        0.07         0.15
Net realized and unrealized gain (loss)
   on investments                                1.59        (0.92)         3.36        (1.06)       (6.92)        3.41
                                             ---------    ---------     ---------    ---------    ---------    ---------
   Total from Investment Operations              1.53        (1.01)         3.29        (1.13)       (6.85)        3.56
                                             ---------    ---------     ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:

From net investment income                         --           --            --           --        (0.14)       (0.14)
Return of capital                                  --           --            --           --        (0.02)          --
From net realized gains                            --           --            --           --        (1.69)       (0.33)
                                             ---------    ---------     ---------    ---------    ---------    ---------
   Total Distributions Declared
   to Shareholders                                 --           --            --           --        (1.85)       (0.47)
                                             ---------    ---------     ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                $ 10.78       $ 9.25       $ 10.26       $ 6.97       $ 8.10      $ 16.80
                                             ---------    ---------     ---------    ---------    ---------    ---------
Total return (d)(e)                             16.54%(f)    (9.84)%       47.20%      (13.95)%     (44.94)%      26.62%
                                             ---------    ---------     ---------    ---------    ---------    ---------
RATIOS TO AVERAGE NET ASSETS:
Expenses (g)                                     1.41%(h)     1.41%         1.50%        1.50%        1.50%        1.50%
Net investment income (loss) (g)                (1.08)%(h)   (0.77)%       (0.71)%      (0.85)%       0.40%        0.86%
Waiver/reimbursement                             0.47%(h)     0.54%         1.34%        0.75%        0.34%        0.08%
Portfolio turnover rate                            36%(f)      119%           33%          11%          22%          33%
Net assets, end of period (000's)             $42,856      $38,022       $43,952      $47,472     $104,504     $396,335

(a)  Liberty Contrarian Small-Cap Fund, Class A and Class I shares, merged into
     Liberty Special Fund, Class A and Class I shares, on February 2, 2001 and was subsequently re-named Liberty Contrarian Small-Cap Fund.
(b) Effective October 19, 1998, the Primary shares were redesignated Class A shares.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h)  Annualized.



Financial Highlights (continued) - Liberty Contrarian Small-Cap Fund


Selected data for a share outstanding throughout each period is as follows:

                                                        (UNAUDITED)
                                                        SIX MONTHS     PERIOD
                                                           ENDED        ENDED
                                                         APRIL 30,   OCTOBER 31,
CLASS B SHARES                                             2002       2001 (A)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $ 9.24      $ 10.91
                                                         --------    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                    (0.10)       (0.13)
Net realized and unrealized gain (loss) on investments      1.60        (1.54)
                                                         --------    ---------
   Total from Investment Operations                         1.50        (1.67)
                                                         --------    ---------
NET ASSET VALUE, END OF PERIOD                           $ 10.74       $ 9.24
                                                         --------    ---------
Total return (c)(d)(e)                                     16.23%      (15.31)%
                                                         --------    ---------
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)(g)                                             2.16%        2.16%
Net investment loss (f)(g)                                 (1.83)%      (1.63)%
Waiver/reimbursement (g)                                    0.47%        0.44%
Portfolio turnover rate                                       36%(e)      119%
Net assets, end of period (000's)                        $   227       $   97

(a)  Class B shares were initially offered on February 13, 2001.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)  Annualized.

Financial Highlights (continued) - Liberty Contrarian Small-Cap Fund



Selected data for a share outstanding throughout each period is as follows:

                                                       (UNAUDITED)
                                                       SIX MONTHS     PERIOD
                                                          ENDED        ENDED
                                                        APRIL 30,   OCTOBER 31,
CLASS C SHARES                                            2002       2001 (A)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $ 9.14      $ 10.91
                                                         --------    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                    (0.10)       (0.14)
Net realized and unrealized gain (loss) on investments      1.57        (1.63)
                                                         --------    ---------
   Total from Investment Operations                         1.47        (1.77)
                                                         --------    ---------
NET ASSET VALUE, END OF PERIOD                           $ 10.61       $ 9.14
                                                         --------    ---------
Total return (c)(d)(e)                                     16.08%      (16.22)%
                                                         --------    ---------
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)(g)                                             2.16%        2.16%
Net investment loss (f)(g)                                 (1.83)%      (1.63)%
Waiver/reimbursement (g)                                    0.47%        0.45%
Portfolio turnover rate                                       36%(e)      119%
Net assets, end of period (000's)                        $    33       $    1

(a)  Class C shares were initially offered on February 13, 2001.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)  Annualized.

Financial Highlights (continued) - Liberty Contrarian Small-Cap Fund


Selected data for a share outstanding throughout each period is as follows:

                                                       (UNAUDITED)
                                                       SIX MONTHS     PERIOD
                                                          ENDED        ENDED
                                                        APRIL 30,   OCTOBER 31,
CLASS I SHARES                                            2002       2001 (A)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $ 9.27      $ 10.80
                                                         --------    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                    (0.04)       (0.04)
Net realized and unrealized gain (loss) on investments      1.61        (1.49)
                                                         --------    ---------
   Total from Investment Operations                         1.57        (1.53)
                                                         --------    ---------
NET ASSET VALUE, END OF PERIOD                            $10.84       $ 9.27
                                                         --------    ---------
Total return (c)(d)(e)                                     16.94%      (14.17)%
                                                         --------    ---------
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)(g)                                             1.00%        1.00%
Net investment loss (f)(g)                                 (0.67)%      (0.47)%
Waiver/reimbursement (g)                                    0.47%        0.42%
Portfolio turnover rate                                       36%(e)      119%
Net assets, end of period (000's)                         $2,364      $20,071

(a) Liberty Contrarian Small-Cap Fund, Class A and Class I shares, merged into Liberty Special Fund, Class A and Class I shares, on February 2, 2001 and was subsequently re-named Liberty Contrarian Small-Cap Fund.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Total return at net asset value assuming all distributions reinvested.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)  Annualized.

Financial Highlights (continued) - Liberty Contrarian Small-Cap Fund


Selected data for a share outstanding throughout each period is as follows:

                                                        (UNAUDITED)
                                                        SIX MONTHS     PERIOD
                                                           ENDED        ENDED
                                                         APRIL 30,   OCTOBER 31,
CLASS Z SHARES                                             2002       2001 (A)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $ 9.25      $ 10.21
                                                         --------    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                    (0.05)       (0.06)
Net realized and unrealized gain (loss) on investments      1.60        (0.90)
                                                         --------    ---------
   Total from Investment Operations                         1.55        (0.96)
                                                         --------    ---------
NET ASSET VALUE, END OF PERIOD                            $10.80      $  9.25
                                                         --------    ---------
Total return (c)(d)(e)                                     16.76%       (8.60)%
                                                         --------    ---------
RATIOS TO AVERAGE NET ASSETS:

Expenses (f)(g)                                             1.16%        1.16%
Net investment loss (f)(g)                                 (0.83)%      (0.56)%
Waiver/reimbursement (g)                                    0.47%        0.44%
Portfolio turnover rate                                       36%(e)      119%
Net assets, end of period (000's)                         $    1      $     1

(a)  Class Z shares were initially offered on January 12, 2001.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Total return at net asset value assuming all distributions reinvested.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)  Annualized.

Financial Highlights - Liberty Contrarian Income Fund




Selected data for a share outstanding throughout each period is as follows:

                                              (UNAUDITED)
                                              SIX MONTHS
                                                ENDED
                                              APRIL 30,                        YEAR ENDED OCTOBER 31,
                                                           ---------------------------------------------------------------
CLASS A SHARES                                  2002         2001          2000         1999       1998 (A)       1997
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
   OF PERIOD                                  $ 10.92      $ 10.15       $ 10.11      $ 10.88      $ 10.58      $ 10.20
                                             ---------    ---------     ---------    ---------    ---------    ---------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income (b)                        0.23(c)      0.54          0.60         0.58         0.50         0.62
Net realized and unrealized gain (loss)
   on investments                               (0.32)(c)     0.77          0.06        (0.53)        0.59         0.38
                                             ---------    ---------     ---------    ---------    ---------    ---------
   Total from Investment Operations             (0.09)        1.31          0.66         0.05         1.09         1.00
                                             ---------    ---------     ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                      (0.23)       (0.54)        (0.56)       (0.62)       (0.79)       (0.62)
From net realized gains                         (0.12)          --         (0.06)       (0.20)          --           --
                                             ---------    ---------     ---------    ---------    ---------    ---------
   Total Distributions Declared
   to Shareholders                              (0.35)       (0.54)        (0.62)       (0.82)       (0.79)       (0.62)
                                             ---------    ---------     ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                $ 10.48      $ 10.92       $ 10.15      $ 10.11      $ 10.88      $ 10.58
                                             ---------    ---------     ---------    ---------    ---------    ---------
Total return (d)(e)                             (0.79)%(f)   13.25%         6.75%        0.42%       11.21%       10.25%
                                             ---------    ---------     ---------    ---------    ---------    ---------
RATIOS TO AVERAGE NET ASSETS:
Expenses (g)                                     0.80%(h)     0.80%         0.80%        0.80%        0.80%        0.80%
Net investment income (g)                        4.35%(c)(h)  5.08%         5.97%        5.57%        5.36%        5.96%
Waiver/reimbursement                             1.09%(h)     1.57%         1.56%        2.24%        1.56%        1.98%
Portfolio turnover rate                            34%(f)      109%           34%         196%         158%          56%
Net assets, end of period (000's)             $14,771      $11,328       $ 4,651      $ 3,843      $ 8,799      $ 3,248

(a) Effective October 19, 1998, the Primary shares were redesignated Class A shares.
(b) Per share data was calculated using average shares outstanding during the period.
(c) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the six months ended April 30, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 4.56% to 4.35%.
     Per share data and ratios for periods prior to April 30, 2002 have not been restated to reflect this change in presentation.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h)  Annualized.


Financial Highlights (continued) - Liberty Contrarian Income Fund



Selected data for a share outstanding throughout each period is as follows:

                                                                       (UNAUDITED)
                                                                       SIX MONTHS                               PERIOD
                                                                          ENDED                                  ENDED
                                                                        APRIL 30,   YEAR ENDED OCTOBER 31,    OCTOBER 31,
                                                                                   -----------------------
CLASS B SHARES                                                            2002         2001         2000       1999 (A)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $ 11.01      $ 10.26      $ 10.13      $ 10.17
                                                                        ---------    ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                   0.19(c)      0.46         0.52         0.02
Net realized and unrealized gain (loss) on investments                     (0.32)(c)     0.75         0.10           --
                                                                        ---------    ---------    ---------    ---------
   Total from Investment Operations                                        (0.13)        1.21         0.62         0.02
                                                                        ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                 (0.19)       (0.46)       (0.44)       (0.06)
From net realized gains                                                    (0.12)          --        (0.05)          --
                                                                        ---------    ---------    ---------    ---------
   Total Distributions Declared to Shareholders                            (0.31)       (0.46)       (0.49)       (0.06)
                                                                        ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                                           $ 10.57      $ 11.01      $ 10.26      $ 10.13
                                                                        ---------    ---------    ---------    ---------
Total return (d)(e)                                                        (1.15)%(f)   12.08%        6.32%        0.22%(f)
                                                                        ---------    ---------    ---------    ---------
RATIOS TO AVERAGE NET ASSETS:
Expenses (g)                                                                1.55%(h)     1.55%        1.55%        1.55%(h)
Net investment income (g)                                                   3.60%(c)(h)  4.33%        5.22%        4.46%(h)
Waiver/reimbursement                                                        1.09%(h)     1.57%        1.56%        5.84%(h)
Portfolio turnover rate                                                       34%(f)      109%          34%         196%
Net assets, end of period (000's)                                        $ 7,990      $ 5,868      $   409       $   16

(a)  Class B shares were initially offered on September 15, 1999.
(b) Per share data was calculated using average shares outstanding during the period.
(c) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the six months ended April 30, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 3.81% to 3.60%.
     Per share data and ratios for periods prior to April 30, 2002 have not been restated to reflect this change in presentation.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h)  Annualized.



Financial Highlights (continued) - Liberty Contrarian Income Fund


Selected data for a share outstanding throughout each period is as follows:

                                                                     (UNAUDITED)
                                                                    SIX MONTHS                               PERIOD
                                                                       ENDED                                  ENDED
                                                                     APRIL 30,   YEAR ENDED OCTOBER 31,    OCTOBER 31,
                                                                                ------------------------
CLASS C SHARES                                                         2002         2001         2000       1999 (A)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $ 10.99      $ 10.24      $ 10.15      $ 10.17
                                                                        ---------    ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (b)                                                   0.19(c)      0.46         0.52         0.01
Net realized and unrealized gain (loss) on investments                     (0.32)(c)     0.75         0.09         0.04
                                                                        ---------    ---------    ---------    ---------
   Total from Investment Operations                                        (0.13)        1.21         0.61         0.05
                                                                        ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:

From net investment income                                                 (0.19)       (0.46)       (0.46)       (0.07)
From net realized gains                                                    (0.12)          --        (0.06)          --
                                                                        ---------    ---------    ---------    ---------
   Total Distributions Declared to Shareholders                            (0.31)       (0.46)       (0.52)       (0.07)
                                                                        ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                                           $ 10.55      $ 10.99      $ 10.24      $ 10.15
                                                                        ---------    ---------    ---------    ---------
Total return (d)(e)                                                        (1.15)%(f)   12.12%        6.18%        0.49%(f)
                                                                        ---------    ---------    ---------    ---------
RATIOS TO AVERAGE NET ASSETS:
Expenses (g)                                                                1.55%(h)     1.55%        1.55%        1.55%(h)
Net investment income (g)                                                   3.60%(c)(h)  4.33%        5.22%        4.46%(h)
Waiver/reimbursement                                                        1.09%(h)     1.57%        1.56%        5.84%(h)
Portfolio turnover rate                                                       34%(f)      109%          34%         196%
Net assets, end of period (000's)                                         $2,973      $ 1,818      $   112      $     1

(a)  Class C shares were initially offered on September 15, 1999.
(b) Per share data was calculated using average shares outstanding during the period.
(c) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the six months ended April 30, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 3.81% to 3.60%.
     Per share data and ratios for periods prior to April 30, 2002 have not been restated to reflect this change in presentation.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h)  Annualized.



Financial Highlights (continued) - Liberty Contrarian Income Fund



Selected data for a share outstanding throughout each period is as follows:

                                                         (UNAUDITED)
                                                         SIX MONTHS                                             PERIOD
                                                            ENDED                                                ENDED
                                                          APRIL 30,           YEAR ENDED OCTOBER 31,          OCTOBER 31,
                                                                         --------------------------------
CLASS I SHARES                                              2002          2001         2000         1999       1998 (A)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $ 10.85       $ 10.10      $ 10.10      $ 10.90      $ 10.99
                                                          ---------     ---------    ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                     0.25(c)       0.58         0.64         0.61         0.02
Net realized and unrealized gain (loss) on investments       (0.31)(c)      0.75         0.05        (0.51)       (0.07)
                                                          ---------     ---------    ---------    ---------    ---------
   Total from Investment Operations                          (0.06)         1.33         0.69         0.10        (0.05)
                                                          ---------     ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                   (0.25)        (0.58)       (0.63)       (0.70)       (0.04)
From net realized gains                                      (0.12)           --        (0.06)       (0.20)          --
                                                          ---------     ---------    ---------    ---------    ---------
   Total Distributions Declared to Shareholders              (0.37)        (0.58)       (0.69)       (0.90)       (0.04)
                                                          ---------     ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                             $ 10.42       $ 10.85      $ 10.10      $ 10.10      $ 10.90
                                                          ---------     ---------    ---------    ---------    ---------
Total return (d)(e)                                          (0.50)% (f)   13.57%        7.11%        0.90%       (0.45)% (f)
                                                          ---------     ---------    ---------    ---------    ---------
RATIOS TO AVERAGE NET ASSETS:
Expenses (g)                                                  0.38%(h)      0.38%        0.38%        0.38%        0.38%(h)
Net investment income (g)                                     4.77%(c)(h)   5.50%        6.39%        5.99%        5.88%(h)
Waiver/reimbursement                                          1.00%(h)      1.45%        1.60%        2.36%        4.62%(h)
Portfolio turnover rate                                         34%(f)       109%          34%         196%         158%
Net assets, end of period (000's)                          $   122         $ 122        $ 108        $ 101        $ 100

(a)  Class I shares were initially offered on October 19, 1998.
(b) Per share data was calculated using average shares outstanding during the period.
(c) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the six months ended April 30, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 4.98% to 4.77%.
     Per share data and ratios for periods prior to April 30, 2002 have not been restated to reflect this change in presentation.
(d)  Total return at net asset value assuming all distributions reinvested.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h)  Annualized.



Financial Highlights (continued) - Liberty Contrarian Income Fund



Selected data for a share outstanding throughout each period is as follows:

                                                                     (UNAUDITED)
                                                                    SIX MONTHS                               PERIOD
                                                                       ENDED                                  ENDED
                                                                     APRIL 30,   YEAR ENDED OCTOBER 31,    OCTOBER 31,
                                                                                ------------------------
CLASS Z SHARES                                                         2002         2001         2000       1999 (A)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $ 10.84      $ 10.12      $ 10.11      $ 10.17
                                                                        ---------    ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                   0.24(c)      0.59         0.62         0.01
Net realized and unrealized gain (loss) on investments                     (0.32)(c)     0.70         0.05         0.04
                                                                        ---------    ---------    ---------    ---------
   Total from Investment Operations                                        (0.08)        1.29         0.67         0.05
                                                                        ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                 (0.24)       (0.57)       (0.61)       (0.11)
From net realized gains                                                    (0.12)          --        (0.05)          --
                                                                        ---------    ---------    ---------    ---------
   Total Distributions Declared to Shareholders                            (0.36)       (0.57)       (0.66)       (0.11)
                                                                        ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                                           $ 10.40      $ 10.84      $ 10.12      $ 10.11
                                                                        ---------    ---------    ---------    ---------
Total return (d)(e)                                                        (0.66)%(f)   13.08%        6.90%        0.53%(f)
                                                                        ---------    ---------    ---------    ---------
RATIOS TO AVERAGE NET ASSETS:
Expenses (g)                                                                0.55%(h)     0.14%        0.55%        0.55%(h)
Net investment income (g)                                                   4.60%(c)(h)  5.74%        6.22%        5.46%(h)
Waiver/reimbursement                                                        1.09%(h)     1.98%        1.56%        5.84%(h)
Portfolio turnover rate                                                       34%(f)      109%          34%         196%
Net assets, end of period (000's)                                        $     1      $     1      $ 3,693      $ 4,246

(a)  Class Z shares were initially offered on September 15, 1999.
(b) Per share data was calculated using average shares outstanding during the period.
(c) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the six months ended April 30, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 4.81% to 4.60%.
     Per share data and ratios for periods prior to April 30, 2002 have not been restated to reflect this change in presentation.
(d)  Total return at net asset value assuming all distributions reinvested.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h)  Annualized.


Transfer Agent

Important Information About This Report
The Transfer Agent for Liberty Contrarian Funds is:

Liberty Funds Services, Inc.
PO Box 8081
Boston, MA  02266-8081

Please make a note of our new mailing address, effective immediately.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Contrarian Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty Contrarian Funds

Liberty Funds believes in financial choice

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.

Liberty believes in professional advice

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.

Liberty Contrarian Funds  SEMIANNUAL REPORT, APRIL 30, 2002

[LOGO: LIBERTY FUNDS
A MEMBER OF COUMBIA MANAGEMENT GROUP]

(C)2002 LIBERTY FUNDS DISTRIBUTOR, INC.
A MEMBER OF COLUMBIA MANAGEMENT GROUP
ONE FINANCIAL CENTER, BOSTON, MA 02111-2621

PRSRT STD
U.S. POSTAGE
PAID
HOLLISTON, MA
PERMIT NO. 20

CHF-03/552J-0402 (06/02) 02/927